UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:  BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master Small Cap Index Series of Quantitative Master Series LLC	$39,224	$62,702,838

Total Investments (Cost - $97,861,875) - 100.0%		62,702,838
Liabilities in Excess of Other Assets - (0.0)%		(34,395)

Net Assets - 100%		$62,668,443

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investment in Securities

Assets

Level 1	—
Level 2	$62,702,838
Level 3	—

Total	$62,702,838

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Advertising Agencies - 0.4%	AMREP Corp. (a)	800	$12,560
	Arbitron, Inc.	14,258	214,012
	Constant Contact, Inc. (a)(b)	10,700	149,693
	DG FastChannel, Inc. (a)	9,300	174,561
	Harte-Hanks, Inc.	19,300	103,255
	Marchex, Inc. Class B	12,800	44,032
	National CineMedia, Inc.	22,070	290,883
	Valassis Communications, Inc. (a)	26,200	41,134
	ValueClick, Inc. (a)	45,380	386,184

			1,416,314

Aerospace - 1.5%	AAR Corp. (a)(c)	20,268	254,161
	AeroVironment, Inc. (a)(b)	5,700	119,130
	Argon ST, Inc. (a)	6,900	130,893
	Axsys Technologies, Inc. (a)	4,800	201,792
	Ceradyne, Inc. (a)	13,750	249,287
	Cubic Corp.	8,152	206,490
	Curtiss-Wright Corp.	23,368	655,472
	Ducommun, Inc.	5,600	81,424
	Esterline Technologies Corp. (a)	15,390	310,724
	Heico Corp.	11,626	282,512
	Herley Industries, Inc. (a)	7,100	84,916
	LMI Aerospace, Inc. (a)	4,100	29,684
	Ladish Co., Inc. (a)	8,500	61,710
	Moog, Inc. Class A (a)	22,313	510,298
	Orbital Sciences Corp. (a)	30,635	364,250
	Teledyne Technologies, Inc. (a)	18,534	494,487
	TransDigm Group, Inc. (a)	17,400	571,416
	Triumph Group, Inc.	8,679	331,538

			4,940,184

Agriculture, Fishing & Ranching - 0.4%	AgFeed Industries, Inc. (a)	12,500	28,250
	Alico, Inc.	1,700	40,800
	The Andersons, Inc.	9,500	134,330
	Cadiz, Inc. (a)	5,600	44,688
	Cal-Maine Foods, Inc. (b)	6,800	152,252
	Calavo Growers, Inc.	5,500	66,110
	Fresh Del Monte Produce, Inc. (a)	22,000	361,240
	HQ Sustainable Maritime Industries, Inc. (a)	3,700	28,305
	Sanderson Farms, Inc.	10,650	399,908
	Seaboard Corp.	172	173,720

			1,429,603

Air Transport - 0.8%	AirTran Holdings, Inc. (a)	61,220	278,551
	Alaska Air Group, Inc. (a)(c)	18,798	330,281
	Allegiant Travel Co. (a)(b)	7,200	327,312
	Atlas Air Worldwide Holdings, Inc. (a)	7,000	121,450
	Bristow Group, Inc. (a)(b)	12,685	271,839
	Hawaiian Holdings, Inc. (a)	22,800	85,044
	JetBlue Airways Corp. (a)	90,600	330,690

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PHI, Inc. (a)	7,200	$71,856
	Republic Airways Holdings, Inc. (a)	18,400	119,232
	SkyWest, Inc.	30,500	379,420
	UAL Corp.	75,300	337,344
	US Airways Group, Inc. (a)	59,800	151,294

			2,804,313

Aluminum - 0.1%	Kaiser Aluminum Corp.	8,300	191,896

Auto Parts: After Market - 0.1%	ATC Technology Corp. (a)	11,143	124,802
	Dorman Products, Inc. (a)	5,300	49,449
	Superior Industries International, Inc. (b)	12,099	143,373

			317,624

Auto Parts: Original Equipment - 0.1%	American Axle & Manufacturing Holdings, Inc.	25,300	33,396
	Amerigon, Inc. (a)	12,100	44,770
	ArvinMeritor, Inc.	39,100	30,889
	Dana Holding Corp. (a)	40,900	18,814
	Exide Technologies (a)	39,500	118,500
	Fuel Systems Solutions, Inc. (a)	6,400	86,272
	Hayes Lemmerz International, Inc. (a)	41,700	7,715
	Lear Corp. (a)	34,780	26,085
	Quantum Fuel Systems Technologies	35,600	28,480
	Worldwide, Inc. (a)
	Stoneridge, Inc. (a)	8,500	17,935
	Tenneco, Inc. (a)	24,800	40,424
	Wonder Auto Technology, Inc. (a)	7,800	27,924

			481,204

Auto, Trucks & Parts - 0.1%	Commercial Vehicle Group, Inc. (a)	8,850	4,867
	Force Protection, Inc. (a)	35,800	171,840
	Modine Manufacturing Co.	17,994	44,985
	Spartan Motors, Inc.	17,200	69,144
	Wabash National Corp.	16,445	20,227

			311,063

Banks: New York City - 0.2%	Signature Bank (a)	18,400	519,432

Banks: Non U.S. Banks - 0.0%	Banco Latinoamericano de Exportaciones, SA ‘E’	14,300	133,991

Banks: Outside New York City - 6.3%	1st Source Corp.	7,884	142,306
	Amcore Financial, Inc.	12,225	19,560
	Ameris Bancorp	7,300	34,383
	Ames National Corp.	3,100	52,979
	Arrow Financial Corp.	4,300	101,867
	Bancfirst Corp.	3,890	141,596
	BancTrust Financial Group, Inc. (b)	9,300	58,869
	Bank of the Ozarks, Inc.	6,500	150,020
	Banner Corp. (b)	8,413	24,482
	Boston Private Financial Holdings, Inc.	28,733	100,853
	Bryn Mawr Bank Corp.	3,000	50,550
	CVB Financial Corp. (b)	34,665	229,829
	Camden National Corp.	4,000	91,400
	Capital City Bank Group, Inc. (b)	6,221	71,293

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Capitol Bancorp Ltd.	8,000	$33,200
	Cardinal Financial Corp.	12,800	73,472
	Cascade Bancorp (b)	13,125	21,394
	Cathay General Bancorp (b)	25,844	269,553
	Centerstate Banks of Florida, Inc. (b)	4,200	46,242
	Central Pacific Financial Corp.	15,148	84,829
	Chemical Financial Corp.	12,448	259,043
	Citizens & Northern Corp.	4,300	79,507
	Citizens Banking Corp. (a)	66,287	102,745
	City Holding Co.	8,493	231,774
	CityBank (b)	7,898	26,063
	CoBiz Financial, Inc.	10,126	53,161
	The Colonial BancGroup, Inc. (b)	105,500	94,950
	Columbia Banking System, Inc.	9,641	61,702
	Community Bank System, Inc.	17,100	286,425
	Community Trust Bancorp, Inc.	7,823	209,265
	Corus Bankshares, Inc. (a)(b)	16,404	4,429
	Danvers Bancorp, Inc.	9,400	129,814
	East-West Bancorp, Inc.	33,300	152,181
	Encore Bancshares, Inc. (a)	3,400	30,158
	Enterprise Financial Services Corp. (b)	5,800	56,608
	F.N.B. Corp. (b)	44,997	345,127
	Farmers Capital Bank Corp.	2,900	45,443
	Financial Institutions, Inc.	5,900	44,958
	First Bancorp, Inc.	3,800	60,268
	First Bancorp, North Carolina	7,536	90,206
	First BanCorp, Puerto Rico (b)	37,300	158,898
	First Busey Corp. (b)	13,314	103,317
	First Commonwealth Financial Corp.	44,540	395,070
	First Community Bancshares, Inc.	5,094	59,447
	First Financial Bancorp	19,687	187,617
	First Financial Bankshares, Inc.	10,853	522,789
	First Financial Corp.	5,944	219,334
	First Merchants Corp.	11,546	124,581
	First Midwest Bancorp, Inc. (b)	25,500	219,045
	First South Bancorp, Inc.	4,400	46,728
	FirstMerit Corp.	42,300	769,860
	Frontier Financial Corp. (b)	25,766	28,343
	Glacier Bancorp, Inc. (b)	31,764	499,012
	Greene County Bancshares, Inc. (b)	6,949	61,151
	Guaranty Bancorp (a)	28,300	49,525
	Hancock Holding Co.	13,454	420,841
	Hanmi Financial Corp.	21,304	27,695
	Harleysville National Corp.	22,436	135,962
	Heartland Financial USA, Inc. (b)	6,900	93,426
	Heritage Commerce Corp.	5,700	29,925
	Home Bancshares, Inc.	6,960	138,991

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	IBERIABANK Corp.	8,350	$383,599
	Independent Bank Corp./MA	8,545	126,039
	Integra Bank Corp.	11,974	22,631
	International Bancshares Corp. (b)	26,710	208,338
	Investors Bancorp, Inc. (a)	23,100	195,657
	Lakeland Bancorp, Inc.	10,605	85,158
	Lakeland Financial Corp.	6,400	122,816
	MB Financial, Inc.	18,183	247,289
	MainSource Financial Group, Inc.	10,619	85,377
	Meridian Interstate Bancorp, Inc. (a)	4,300	36,206
	Midwest Banc Holdings, Inc.	10,780	10,888
	NASB Financial, Inc.	1,600	39,856
	NBT Bancorp, Inc.	16,813	363,833
	Nara Bancorp, Inc.	12,500	36,750
	National Penn Bancshares, Inc.	41,665	345,820
	Old National Bancorp	34,695	387,543
	Old Second Bancorp, Inc. (b)	7,422	47,130
	Oriental Financial Group	13,018	63,528
	Pacific Capital Bancorp	24,162	163,577
	Pacific Continental Corp.	4,900	57,036
	PacWest Bancorp	14,611	209,376
	Park National Corp. (b)	5,815	324,186
	Peapack-Gladstone Financial Corp.	4,400	79,332
	Pennsylvania Commerce Bancorp, Inc. (a)	2,800	51,520
	Peoples Bancorp, Inc.	5,510	71,520
	Pinnacle Financial Partners, Inc. (a)	12,400	294,004
	Premierwest Bancorp	10,765	43,275
	PrivateBancorp, Inc. (b)	11,296	163,340
	Prosperity Bancshares, Inc.	20,500	560,675
	Provident Bankshares Corp.	15,724	110,854
	Provident Financial Services, Inc.	31,258	337,899
	Renasant Corp.	10,998	138,135
	Republic Bancorp, Inc. Class A	4,854	90,624
	Rockville Financial, Inc.	4,800	43,680
	Roma Financial Corp.	4,200	54,390
	S&T Bancorp, Inc. (b)	12,463	264,340
	SCBT Financial Corp.	5,863	122,537
	SVB Financial Group (a)	15,700	314,157
	SY Bancorp, Inc.	7,030	170,829
	Sandy Spring Bancorp, Inc.	8,614	96,132
	Santander BanCorp	1,903	14,996
	Seacoast Banking Corp. of Florida (b)	8,158	24,719
	Shore Bancshares, Inc.	4,000	67,000
	Sierra Bancorp	4,100	39,893
	Simmons First National Corp. Class A	7,300	183,887
	Smithtown Bancorp, Inc.	4,200	47,376
	The South Financial Group, Inc.	45,700	50,270

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Southside Bancshares, Inc.	6,349	$119,996
	Southwest Bancorp, Inc.	7,700	72,226
	State Bancorp, Inc.	7,700	59,290
	StellarOne Corp.	11,900	141,729
	Sterling Bancorp	9,516	94,208
	Sterling Bancshares, Inc.	38,314	250,574
	Sterling Financial Corp.	27,743	57,428
	Suffolk Bancorp	5,000	129,950
	Sun Bancorp, Inc. (a)	7,728	40,108
	Susquehanna Bancshares, Inc. (b)	45,056	420,372
	Texas Capital Bancshares, Inc. (a)	14,461	162,831
	Tompkins Trustco, Inc.	3,040	130,720
	Towne Bank	10,900	177,997
	Trico Bancshares	7,278	121,834
	TrustCo Bank Corp. NY	39,661	238,759
	Trustmark Corp. (b)	25,927	476,538
	UCBH Holdings, Inc. (b)	61,800	93,318
	UMB Financial Corp.	16,252	690,547
	Umpqua Holdings Corp. (b)	31,480	285,209
	Union Bankshares Corp.	6,300	87,255
	United Bankshares, Inc. (b)	19,800	341,352
	United Community Banks, Inc. (b)	21,702	90,282
	United Security Bancshares	3,056	22,492
	Univest Corp. of Pennsylvania	6,050	105,875
	Washington Trust Bancorp, Inc.	7,100	115,375
	WesBanco, Inc.	13,963	318,775
	West Bancorp., Inc.	9,200	68,540
	West Coast Bancorp	9,500	21,090
	Westamerica Bancorp. (b)	15,183	691,737
	Western Alliance Bancorp (a)	11,500	52,440
	Wilshire Bancorp, Inc.	10,400	53,664
	Wintrust Financial Corp.	12,400	152,520
	Yardkin Valley Financial Corp.	6,200	46,190

			21,383,299

Beverage: Brewers (Wineries) - 0.0%	Boston Beer Co., Inc. Class A (a)	4,500	93,870

Beverage: Soft Drinks - 0.2%	Coca-Cola Bottling Co. Consolidated	2,187	113,833
	Farmer Bros. Co.	2,910	51,798
	Green Mountain Coffee Roasters, Inc. (a)(b)	9,000	432,000
	National Beverage Corp. (a)	4,308	39,504
	Peet’s Coffee & Tea, Inc. (a)	6,900	149,178

			786,313

Biotechnology Research & Production - 5.3%	AMAG Pharmaceuticals, Inc. (a)(c)	8,860	325,782
	Acadia Pharmaceuticals, Inc. (a)	17,800	16,910
	Accelrys, Inc. (a)	14,400	57,312
	Acorda Therapeutics, Inc. (a)(c)	19,400	384,314
	Affymax, Inc. (a)	6,800	109,548

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Albany Molecular Research, Inc. (a)	12,287	$115,866
	Alexion Pharmaceuticals, Inc. (a)	42,760	1,610,342
	Allos Therapeutics, Inc. (a)	27,800	171,804
	Alnylam Pharmaceuticals, Inc. (a)(b)	18,600	354,144
	Amicus Therapeutics, Inc. (a)	2,300	20,999
	Arena Pharmaceuticals, Inc. (a)(b)	38,800	116,788
	Ariad Pharmaceuticals, Inc. (a)	45,519	54,168
	Arqule, Inc. (a)	21,400	88,596
	Array Biopharma, Inc. (a)	25,200	66,528
	Biodel, Inc. (a)	6,100	31,781
	BioMimetic Therapeutics, Inc. (a)	7,100	50,410
	CV Therapeutics, Inc. (a)	33,100	658,028
	Celera Corp. (a)	41,900	319,697
	Cell Genesys, Inc. (a)	35,324	10,240
	Celldex Therapeutics, Inc. (a)(b)	8,000	52,080
	Cepheid, Inc. (a)	29,800	205,620
	Clinical Data, Inc. (a)	6,000	64,800
	Cougar Biotechnology, Inc. (a)	7,600	244,720
	Cubist Pharmaceuticals, Inc. (a)	29,467	482,080
	Cypress Bioscience, Inc. (a)	19,700	140,067
	Cytokinetics, Inc. (a)	20,000	34,000
	Cytori Therapeutics, Inc. (a)	13,400	23,048
	Dendreon Corp. (a)(b)	51,500	216,300
	Discovery Laboratories, Inc. (a)	54,000	65,880
	Dyax Corp. (a)	29,400	73,794
	Emergent Biosolutions, Inc. (a)	7,100	95,921
	Enzo Biochem, Inc. (a)	16,995	68,320
	Enzon Pharmaceuticals, Inc. (a)(b)	23,500	142,645
	Exelixis, Inc. (a)(b)	55,018	253,083
	Facet Biotech Corp. (a)	12,480	118,560
	GTx, Inc. (a)(b)	9,800	103,684
	Genomic Health, Inc. (a)	7,300	177,974
	Geron Corp. (a)(b)	45,129	201,727
	Halozyme Therapeutics, Inc. (a)	31,900	174,174
	Human Genome Sciences, Inc. (a)	63,500	52,705
	Idenix Pharmaceuticals, Inc. (a)	13,200	40,656
	Idera Pharmaceuticals, Inc. (a)	10,900	70,523
	ImmunoGen, Inc. (a)	26,600	188,860
	Immunomedics, Inc. (a)	31,000	29,760
	Incyte Corp. (a)	40,024	93,656
	InterMune, Inc. (a)	18,314	301,082
	Kensey Nash Corp. (a)	3,900	82,953
	Lexicon Genetics, Inc. (a)	37,900	41,311
	Life Sciences Research, Inc. (a)	4,900	35,133
	Ligand Pharmaceuticals, Inc. Class B (a)	53,500	159,430
	MannKind Corp. (a)(b)	27,050	94,134
	Marshall Edwards, Inc. (a)	6,400	2,560

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Martek Biosciences Corp.	17,200	$313,900
	Maxygen, Inc. (a)	13,201	89,767
	Medarex, Inc. (a)	66,800	342,684
	Medivation, Inc. (a)(b)	13,200	241,164
	Metabolix, Inc. (a)	10,100	68,882
	Molecular Insight Pharmaceuticals, Inc. (a)(b)	9,900	35,244
	Momenta Pharmaceuticals, Inc. (a)	13,900	153,039
	Myriad Genetics, Inc. (a)	46,700	2,123,449
	NPS Pharmaceuticals, Inc. (a)	24,800	104,160
	Nabi Biopharmaceuticals (a)	27,054	100,100
	Nanosphere, Inc. (a)	6,100	30,317
	Nektar Therapeutics (a)	48,400	260,876
	Neurocrine Biosciences, Inc. (a)	20,300	72,065
	Novavax, Inc. (a)	27,500	28,050
	OSI Pharmaceuticals, Inc. (a)	29,900	1,143,974
	Onyx Pharmaceuticals, Inc. (a)	29,120	831,376
	Opko Health, Inc. (a)	22,900	22,442
	Orexigen Therapeutics, Inc. (a)	11,100	28,971
	Osiris Therapeutics, Inc. (a)(b)	7,800	107,640
	PDL BioPharma, Inc.	62,400	441,792
	Pharmasset, Inc. (a)	10,700	104,967
	Progenics Pharmaceuticals, Inc. (a)	14,000	92,260
	Protalix BioTherapeutics, Inc. (a)	5,260	10,520
	RTI Biologics, Inc. (a)	28,300	80,655
	Regeneron Pharmaceuticals, Inc. (a)	32,419	449,327
	Repligen Corp. (a)	16,500	79,035
	Rexahn Pharmaceuticals, Inc. (a)	12,400	8,680
	Rigel Pharmaceuticals, Inc. (a)	19,170	117,704
	Sangamo Biosciences, Inc. (a)	19,300	81,639
	Savient Pharmaceuticals, Inc. (a)	28,428	140,719
	Seattle Genetics, Inc. (a)	34,200	337,212
	Sequenom, Inc. (a)(b)	31,800	452,196
	Sucampo Pharmaceuticals, Inc. Class A (a)	4,400	26,972
	Synta Pharmaceuticals Corp. (a)(b)	9,900	21,186
	Targacept, Inc. (a)	8,600	23,048
	Theravance, Inc. (a)	27,100	460,700
	ViroPharma, Inc. (a)(b)	41,200	216,300
	XOMA Ltd. (a)	54,500	28,885
	ZymoGenetics, Inc. (a)	19,700	78,603

			18,044,997

Building Materials - 0.7%	Acuity Brands, Inc. (c)	21,260	479,200
	Ameron International Corp.	4,800	252,768
	Gibraltar Industries, Inc.	14,334	67,656
	Headwaters, Inc. (a)	22,746	71,422
	LSI Industries, Inc.	10,112	52,279
	Louisiana-Pacific Corp.	54,200	120,866
	NCI Building Systems, Inc. (a)	11,068	24,571

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Orion Energy Systems, Inc. (a)	3,600	$15,876
	Quanex Building Products Corp.	19,510	148,276
	Simpson Manufacturing Co., Inc. (b)	19,532	351,967
	Texas Industries, Inc. (b)	12,205	305,125
	Trex Co., Inc. (a)	8,109	61,872
	Watsco, Inc. (b)	12,265	417,378

			2,369,256

Building: Air Conditioning - 0.1%	Comfort Systems USA, Inc.	21,000	217,770

Building: Cement - 0.0%	U.S. Concrete, Inc. (a)	20,100	40,200

Building: Heating & Plumbing - 0.1%	Aaon, Inc.	7,050	127,746
	Interline Brands, Inc. (a)	17,000	143,310

			271,056

Building: Miscellaneous - 0.1%	Builders FirstSource, Inc. (a)(b)	8,600	17,372
	Griffon Corp. (a)	28,055	210,413

			227,785

Building: Roofing & Wallboard - 0.1%	Beacon Roofing Supply, Inc. (a)(b)	23,150	309,978
	China Architectural Engineering, Inc. (a)	7,700	7,546

			317,524

Cable Television Services - 0.0%	Charter Communications, Inc. Class A (a)	168,400	3,503
	Knology, Inc. (a)	15,100	62,212
	Mediacom Communications Corp. Class A (a)	20,700	83,421

			149,136

Casinos & Gambling - 0.5%	Ameristar Casinos, Inc.	13,300	167,314
	Bally Technologies, Inc. (a)	28,600	526,812
	Dover Downs Gaming & Entertainment, Inc.	8,005	24,575
	Elixir Gaming Technologies, Inc. (a)(b)	38,000	4,180
	Isle of Capri Casinos, Inc. (a)	8,575	45,362
	Monarch Casino & Resort, Inc. (a)	6,400	33,024
	Pinnacle Entertainment, Inc. (a)	31,394	221,014
	Riviera Holdings Corp. (a)	4,900	4,998
	Shuffle Master, Inc. (a)	27,900	80,073
	WMS Industries, Inc. (a)	22,918	479,215

			1,586,567

Chemicals - 1.3%	Aceto Corp.	12,900	76,884
	American Vanguard Corp.	9,933	128,136
	Arch Chemicals, Inc.	13,056	247,542
	Balchem Corp.	9,500	238,735
	Calgon Carbon Corp. (a)	28,301	401,025
	ICO Inc. (a)	14,700	30,282
	Innophos Holdings, Inc.	5,600	63,168
	Innospec, Inc.	12,400	46,748
	LSB Industries, Inc. (a)	9,200	90,988
	Landec Corp. (a)	12,300	68,511
	NewMarket Corp.	7,100	314,530
	OM Group, Inc. (a)	16,000	309,120
	Olin Corp.	39,114	558,157
	Penford Corp.	6,400	23,232

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	PolyOne Corp. (a)	48,967	$113,114
	Polypore International, Inc. (a)	8,500	34,170
	Quaker Chemical Corp.	5,900	46,846
	Rockwood Holdings, Inc. (a)	21,900	173,886
	Schulman A, Inc.	14,206	192,491
	Sensient Technologies Corp.	25,157	591,190
	ShengdaTech, Inc. (a)	15,900	49,290
	Solutia, Inc. (a)	49,600	92,752
	Stepan Co.	3,355	91,592
	W.R. Grace & Co. (a)	37,800	238,896
	Westlake Chemical Corp. (b)	10,100	147,763
	Zep, Inc.	10,980	112,325

			4,481,373

Coal - 0.1%	International Coal Group, Inc. (a)(b)	66,800	107,548
	James River Coal Co. (a)	14,400	177,696
	National Coal Corp. (a)	16,300	22,168
	Westmoreland Coal Co. (a)	5,200	37,284

			344,696

Commercial Information Services - 0.0%	HSW International, Inc. (a)	11,600	1,914
	LECG Corp. (a)	14,300	36,322
	LoopNet, Inc. (a)	15,400	93,632

			131,868

Communications & Media - 0.0%	Belo Corp. Class A	42,100	25,681
	Entravision Communications Corp. Class A (a)	24,500	6,370
	Playboy Enterprises, Inc. Class B (a)	12,507	24,639

			56,690

Communications Technology - 2.8%	3Com Corp. (a)	210,900	651,681
	Acme Packet, Inc. (a)	13,200	80,124
	Adtran, Inc.	29,400	476,574
	Airvana, Inc. (a)	10,800	63,180
	Anaren, Inc. (a)	7,722	84,479
	Anixter International, Inc. (a)	15,672	496,489
	Aruba Networks, Inc. (a)	27,500	86,350
	Avanex Corp. (a)	8,620	15,085
	Avocent Corp. (a)	23,450	284,683
	Bel Fuse, Inc.	6,259	84,121
	BigBand Networks, Inc. (a)	17,300	113,315
	Black Box Corp.	9,188	216,929
	Comtech Telecommunications Corp. (a)	14,725	364,738
	Digi International, Inc. (a)	13,500	103,545
	EMS Technologies, Inc. (a)	8,200	143,172
	Echelon Corp. (a)	15,613	126,309
	Emulex Corp. (a)	44,200	222,326
	Extreme Networks, Inc. (a)	46,800	71,136
	Finisar Corp. (a)	163,819	72,080
	GeoEye, Inc. (a)	9,400	185,650
	Globecomm Systems Inc. (a)	10,800	62,532

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Harmonic, Inc. (a)	49,296	$320,424
	Harris Stratex Networks, Inc. Class A (a)	13,450	51,783
	Hughes Communications, Inc. (a)	3,800	45,714
	Infinera Corp. (a)(b)	48,600	359,640
	InterDigital, Inc. (a)(b)	23,700	611,934
	Ixia (a)	22,429	115,958
	Loral Space & Communications Ltd. (a)	6,100	130,296
	MRV Communications, Inc. (a)	60,666	18,806
	NETGEAR, Inc. (a)	18,500	222,925
	Nextwave Wireless, Inc. (a)	19,900	3,184
	Novatel Wireless, Inc. (a)	16,700	93,854
	Oplink Communications, Inc. (a)	10,902	83,945
	Plantronics, Inc.	25,599	308,980
	Polycom, Inc. (a)	45,800	704,862
	Power-One, Inc. (a)	35,400	31,152
	Riverbed Technology, Inc. (a)	29,400	384,552
	SeaChange International, Inc. (a)	16,200	92,664
	Shoretel, Inc. (a)	20,300	87,493
	Sonus Networks, Inc. (a)	106,900	167,833
	Starent Networks Corp. (a)(b)	15,600	246,636
	Switch and Data Facilities Co., Inc. (a)	10,800	94,716
	Sycamore Networks, Inc. (a)	100,200	267,534
	Syniverse Holdings, Inc. (a)	26,900	423,944
	Tekelec (a)	34,100	451,143
	Viasat, Inc. (a)	13,301	276,927

			9,601,397

Computer Services Software & Systems - 6.5%	3PAR, Inc. (a)	14,300	93,951
	ACI Worldwide, Inc. (a)(b)	17,985	337,219
	Actuate Corp. (a)	27,000	82,620
	Acxiom Corp.	32,000	236,800
	American Reprographics Co. (a)	19,300	68,322
	American Software Class A	12,100	63,767
	ArcSight, Inc. (a)	3,700	47,249
	Ariba, Inc. (a)	44,780	390,929
	Art Technology Group, Inc. (a)	67,500	172,125
	AsiaInfo Holdings, Inc. (a)	18,100	304,985
	Avid Technology, Inc. (a)	15,800	144,412
	Blackbaud, Inc.	23,426	271,976
	Blackboard, Inc. (a)	16,200	514,188
	Blue Coat Systems, Inc. (a)	17,400	208,974
	Bottomline Technologies, Inc. (a)	11,500	75,670
	CACI International, Inc. Class A (a)	15,800	576,542
	CSG Systems International, Inc. (a)	18,300	261,324
	Callidus Software, Inc. (a)	16,200	46,980
	China Information Security Technology, Inc. (a)	9,500	30,020
	Chordiant Software, Inc. (a)	16,340	49,510
	Ciber, Inc. (a)	32,002	87,365

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	CommVault Systems, Inc. (a)	22,400	$245,728
	Compellent Technologies, Inc. (a)	7,400	80,290
	ComScore, Inc. (a)	9,400	113,646
	Concur Technologies, Inc. (a)	22,600	433,694
	DealerTrack Holdings, Inc. (a)	20,900	273,790
	Delrek, Inc. (a)	6,700	29,011
	DemandTec, Inc. (a)	9,700	84,875
	Digimarc Corp. (a)	3,157	30,686
	Digital River, Inc. (a)	19,400	578,508
	DivX, Inc. (a)	14,300	71,929
	Double-Take Software, Inc. (a)	9,200	62,192
	EPIQ Systems, Inc. (a)	18,517	333,862
	Ebix, Inc. (a)	3,400	84,490
	Entrust, Inc. (a)	29,000	43,790
	Epicor Software Corp. (a)	31,100	118,491
	FalconStor Software, Inc. (a)	20,509	49,017
	GSI Commerce, Inc. (a)	12,300	161,130
	Gartner, Inc. Class A (a)	30,979	341,079
	Guidance Software, Inc. (a)	4,500	18,360
	The Hackett Group, Inc. (a)	19,400	39,188
	Hypercom Corp. (a)	25,300	24,288
	i2 Technologies, Inc. (a)	8,300	65,570
	iGate Corp.	11,600	37,584
	infoGROUP, Inc.	17,361	72,222
	Informatica Corp. (a)	46,300	613,938
	InfoSpace, Inc.	18,100	94,120
	Integral Systems, Inc. (a)	8,982	77,245
	Interactive Intelligence, Inc. (a)	7,000	63,420
	Internap Network Services Corp. (a)	26,690	71,796
	Internet Brands, Inc. Class A (a)	11,700	68,679
	Internet Capital Group, Inc. (a)	20,400	82,212
	JDA Software Group, Inc. (a)	13,508	156,017
	Kenexa Corp. (a)	11,900	64,141
	Keynote Systems, Inc. (a)	7,400	58,682
	Lawson Software, Inc. (a)	61,800	262,650
	Limelight Networks, Inc. (a)	15,200	50,920
	MSC.Software Corp. (a)	23,600	133,104
	Macrovision Solutions Corp. (a)	43,108	766,891
	Magma Design Automation, Inc. (a)	21,100	15,825
	Manhattan Associates, Inc. (a)	12,939	224,103
	Mantech International Corp. Class A (a)	10,700	448,330
	Mentor Graphics Corp. (a)	47,600	211,344
	Mercury Computer Systems, Inc. (a)	10,656	58,928
	Micros Systems, Inc. (a)	42,596	798,675
	MicroStrategy, Inc. Class A (a)	4,700	160,693
	Moduslink Global Solutions, Inc. (a)	24,280	62,885
	Monotype Imaging Holdings, Inc. (a)	8,000	29,920

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NCI, Inc. Class A (a)	3,400	$88,400
	NIC, Inc.	18,800	97,760
	Ness Technologies, Inc. (a)	20,900	61,655
	NetScout Systems, Inc. (a)	15,500	110,980
	NetSuite, Inc. (a)	3,800	42,788
	Omniture, Inc. (a)	34,502	455,081
	OpenTV Corp. (a)	46,200	69,762
	Opnet Technologies, Inc. (a)	6,100	52,887
	PROS Holdings, Inc. (a)	6,800	31,620
	Parametric Technology Corp. (a)	60,260	601,395
	Pegasystems, Inc.	7,600	141,132
	Perficient, Inc. (a)	16,800	90,720
	Perot Systems Corp. Class A (a)	45,300	583,464
	Phoenix Technologies Ltd. (a)	16,000	25,920
	Progress Software Corp. (a)	21,708	376,851
	QAD, Inc.	6,000	15,180
	Quest Software, Inc. (a)	34,500	437,460
	Rackspace Hosting, Inc. (a)	9,100	68,159
	Radiant Systems, Inc. (a)	14,800	65,268
	RealNetworks, Inc. (a)	45,000	104,850
	RightNow Technologies, Inc. (a)	13,900	105,223
	SAVVIS, Inc. (a)(b)	19,680	121,819
	SPSS, Inc. (a)	9,389	266,929
	SRA International, Inc. Class A (a)	22,300	327,810
	SYNNEX Corp. (a)	9,100	178,997
	Sapient Corp. (a)	45,992	205,584
	Smith Micro Software, Inc. (a)	16,000	83,680
	Solera Holdings, Inc. (a)	28,900	716,142
	Sonic Solutions, Inc. (a)	12,000	14,400
	SonicWALL, Inc. (a)	28,041	125,063
	Sourcefire, Inc. (a)	10,500	76,440
	Stanley, Inc. (a)	4,600	116,794
	SuccessFactors, Inc. (a)	12,800	97,664
	SupportSoft, Inc. (a)	24,500	47,040
	Sybase, Inc. (a)	41,500	1,257,035
	Synchronoss Technologies, Inc. (a)	10,800	132,408
	Syntel, Inc.	6,783	139,594
	TIBCO Software, Inc. (a)	91,600	537,692
	TNS, Inc. (a)	12,900	105,522
	Taleo Corp. Class A (a)	13,600	160,752
	TechTarget, Inc. (a)	7,500	18,000
	TeleCommunication Systems, Inc. Class A (a)	18,300	167,811
	Terremark Worldwide, Inc. (a)	24,830	66,793
	Tyler Technologies, Inc. (a)	19,700	288,211
	Ultimate Software Group, Inc. (a)	12,900	222,654
	Unica Corp. (a)	6,600	31,878
	VASCO Data Security International, Inc. (a)	14,200	81,934

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	VeriFone Holdings, Inc. (a)	35,800	$243,440
	Vignette Corp. (a)	12,980	86,706
	Virtusa Corp. (a)	4,200	26,040
	Web.Com Group, Inc. (a)	15,000	49,800
	Websense, Inc. (a)	23,602	283,224
	Wind River Systems, Inc. (a)	35,600	227,840

			22,165,117

Computer Technology - 0.8%	Adaptec, Inc. (a)	63,400	152,160
	Cray, Inc. (a)	17,700	61,950
	Data Domain, Inc. (a)(b)	18,200	228,774
	Hutchinson Technology, Inc. (a)	12,917	33,584
	Imation Corp.	15,700	120,105
	Immersion Corp. (a)	15,100	44,243
	Intermec, Inc. (a)	32,209	334,974
	Isilon Systems, Inc. (a)	13,100	28,820
	Netezza Corp. (a)	20,700	140,760
	PC-Tel, Inc.	10,300	44,290
	Palm, Inc. (a)(b)	56,088	483,479
	Quantum Corp. (a)	84,800	56,816
	Rackable Systems, Inc. (a)	15,800	64,148
	Radisys Corp. (a)	11,842	71,763
	Rimage Corp. (a)	5,100	68,085
	STEC, Inc. (a)	16,100	118,657
	Safeguard Scientifics, Inc. (a)	45,100	24,805
	Stratasys, Inc. (a)	10,900	90,143
	Super Micro Computer, Inc. (a)	11,100	54,612
	Synaptics, Inc. (a)(b)	17,800	476,328

			2,698,496

Construction - 0.6%	EMCOR Group, Inc. (a)	35,472	609,054
	Granite Construction, Inc.	17,371	651,065
	Great Lakes Dredge & Dock Corp.	18,700	56,287
	Insituform Technologies, Inc. Class A (a)	19,338	302,446
	Orion Marine Group, Inc. (a)	11,300	148,030
	Perini Corp. (a)	26,300	323,490
	Sterling Construction Co., Inc. (a)	6,100	108,824

			2,199,196

Consumer Electronics - 0.3%	Audiovox Corp. Class A (a)	9,285	31,847
	EarthLink, Inc. (a)	57,400	377,118
	TiVo, Inc. (a)	53,294	375,190
	United Online, Inc.	40,428	180,309
	Universal Electronics, Inc. (a)	7,386	133,687

			1,098,151

Consumer Products - 0.0%	Mannatech, Inc. (b)	7,600	25,308
	USANA Health Sciences, Inc. (a)	3,500	78,260

			103,568

Containers & Packaging: Metals & Glass - 0.4%	Bway Holding Co. (a)	3,600	28,404
	Rock-Tenn Co. Class A	19,980	540,459

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Silgan Holdings, Inc.	13,200	$693,528

			1,262,391

Containers & Packaging: Paper & Plastic - 0.1%	AEP Industries, Inc. (a)	2,600	39,702
	Graphic Packaging Holding Co. (a)	59,600	51,852
	Myers Industries, Inc.	14,852	91,191

			182,745

Cosmetics - 0.0%	Elizabeth Arden, Inc. (a)	12,893	75,166
	Inter Parfums, Inc.	7,450	43,434

			118,600

Diversified Financial Services - 0.6%	Advanta Corp. Class B	16,450	10,857
	Broadpoint Securities Group, Inc. (a)	12,100	39,930
	China Direct, Inc. (a)	2,600	3,276
	Duff & Phelps Corp. (a)	5,600	88,200
	Evercore Partners, Inc. Class A	5,200	80,340
	FBR Capital Markets Corp. (a)	13,500	44,415
	FCStone Group, Inc. (a)	12,700	28,956
	Greenhill & Co., Inc. (b)	9,500	701,575
	Piper Jaffray Cos. (a)	10,300	265,637
	Sanders Morris Harris Group, Inc.	9,200	35,880
	Stifel Financial Corp. (a)	14,149	612,793
	Thomas Weisel Partners Group, Inc. (a)	10,600	37,948

			1,949,807

Diversified Materials & Processing - 0.8%	Belden, Inc.	24,361	304,756
	Brady Corp.	26,294	463,563
	Cabot Microelectronics Corp. (a)	12,300	295,569
	Clarcor, Inc.	26,410	665,268
	Coleman Cable, Inc. (a)	3,800	8,094
	Encore Wire Corp.	9,550	204,657
	Fushi Copperweld, Inc. (a)	7,600	36,480
	Hexcel Corp. (a)	50,262	330,221
	Insteel Industries, Inc.	9,300	64,728
	Koppers Holdings, Inc.	10,900	158,268
	NL Industries, Inc.	2,834	28,340
	Tredegar Corp.	12,645	206,493

			2,766,437

Diversified Production - 0.1%	Barnes Group, Inc.	25,014	267,400
	Lydall, Inc. (a)	9,400	27,918
	Trimas Corp. (a)	7,900	13,825

			309,143

Drug & Grocery Store Chains - 0.8%	Arden Group, Inc. Class A	432	50,475
	Casey’s General Stores, Inc.	26,507	706,677
	The Great Atlantic & Pacific Tea Co., Inc. (a)	18,527	98,378
	Ingles Markets, Inc. Class A	6,564	98,001
	Nash Finch Co.	6,677	187,557
	The Pantry, Inc. (a)	11,600	204,276
	Ruddick Corp.	22,069	495,449
	Spartan Stores, Inc.	11,500	177,215

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Susser Holdings Corp. (a)	4,100	$55,104
	Village Super Market, Inc. Class A	3,400	105,978
	Weis Markets, Inc.	5,800	180,032
	Winn-Dixie Stores, Inc. (a)	28,300	270,548

			2,629,690

Drugs & Pharmaceuticals - 2.0%	Acura Pharmaceuticals, Inc. (a)	3,400	21,828
	Adolor Corp. (a)	24,800	50,592
	Akorn, Inc. (a)	26,900	23,134
	Alexza Pharmaceuticals, Inc. (a)	13,500	29,835
	Alkermes, Inc. (a)	50,000	606,500
	American Oriental Bioengineering, Inc. (a)	32,400	125,064
	Ardea Biosciences, Inc. (a)	6,800	69,972
	Auxilium Pharmaceuticals, Inc. (a)(b)	21,500	595,980
	BMP Sunstone Corp. (a)	12,300	39,729
	BioForm Medical, Inc. (a)	12,000	14,640
	Cadence Pharmaceuticals, Inc. (a)	12,700	119,126
	Cambrex Corp. (a)	15,985	36,446
	Caraco Pharmaceutical Laboratories Ltd. (a)	6,300	22,176
	China Sky One Medical, Inc. (a)	4,200	48,300
	Columbia Laboratories, Inc. (a)	22,300	32,112
	Depomed, Inc. (a)	27,200	64,192
	Durect Corp. (a)	43,000	95,890
	Inspire Pharmaceuticals, Inc. (a)	22,200	90,132
	Isis Pharmaceuticals, Inc. (a)(b)	47,189	708,307
	Javelin Pharmaceuticals, Inc. (a)	27,000	38,880
	Jazz Pharmaceuticals, Inc. (a)	3,100	2,759
	K-V Pharmaceutical Co. Class A (a)	18,500	30,525
	MAP Pharmaceuticals, Inc. (a)	3,700	7,770
	Medicines Co. (a)	27,227	295,141
	Medicis Pharmaceutical Corp. Class A	29,500	364,915
	MiddleBrook Pharmaceuticals, Inc. (a)(b)	17,100	23,256
	Noven Pharmaceuticals, Inc. (a)	13,031	123,534
	Obagi Medical Products, Inc. (a)	9,500	51,110
	Optimer Pharmaceuticals, Inc. (a)(b)	14,200	187,298
	Pain Therapeutics, Inc. (a)	18,200	76,440
	Par Pharmaceutical Cos., Inc. (a)	18,100	171,407
	Pozen, Inc. (a)	13,700	83,844
	Prestige Brands Holdings, Inc. (a)	17,700	91,686
	Questcor Pharmaceuticals, Inc. (a)	26,400	129,888
	Salix Pharmaceuticals Ltd. (a)	25,000	237,500
	United Therapeutics Corp. (a)(c)	13,846	915,082
	Valeant Pharmaceuticals International (a)(b)	33,300	592,407
	Vivus, Inc. (a)	36,200	156,384
	Xenoport, Inc. (a)	14,200	274,912

			6,648,693

Education Services - 0.7%	Ambassadors Group, Inc.	10,000	81,200
	American Public Education, Inc. (a)	5,800	243,948

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Capella Education Co. (a)	7,500	$397,500
	Corinthian Colleges, Inc. (a)(b)	44,500	865,525
	Grand Canyon Education, Inc. (a)	5,500	94,930
	K12, Inc. (a)	3,400	47,260
	Learning Tree International, Inc. (a)	4,900	41,503
	Lincoln Educational Services Corp. (a)	2,300	42,136
	The Princeton Review, Inc. (a)	6,300	27,405
	Renaissance Learning, Inc.	3,849	34,526
	Thinkorswim Group, Inc. (a)	25,940	224,122
	Universal Technical Institute, Inc. (a)	11,300	135,600

			2,235,655

Electrical & Electronics - 0.2%	Bookham, Inc. (a)	41,500	17,845
	Methode Electronics, Inc.	20,080	71,886
	Microvision, Inc. (a)	37,100	47,859
	Multi-Fineline Electronix, Inc. (a)	4,600	77,464
	NVE Corp. (a)	2,400	69,144
	Park Electrochemical Corp.	10,649	184,015
	TTM Technologies, Inc. (a)	22,400	129,920
	Technitrol, Inc.	21,961	37,553
	Universal Display Corp. (a)(b)	15,207	139,448

			775,134

Electrical Equipment & Components - 0.8%	A.O. Smith Corp.	10,481	263,912
	AZZ Inc. (a)	6,400	168,896
	Advanced Battery Technologies, Inc. (a)(b)	20,700	44,298
	American Superconductor Corp. (a)(b)	22,000	380,820
	Baldor Electric Co.	24,101	349,223
	China BAK Battery, Inc. (a)	15,800	27,018
	Ener1, Inc. (a)(b)	21,300	110,121
	EnerSys (a)	14,400	174,528
	Franklin Electric Co., Inc. (b)	11,960	264,675
	GrafTech International Ltd. (a)	62,544	385,271
	Littelfuse, Inc. (a)	11,360	124,846
	Medis Technologies Ltd. (a)	10,641	4,682
	Plug Power, Inc. (a)	38,000	33,060
	Preformed Line Products Co.	1,100	41,404
	Taser International, Inc. (a)	32,800	153,504
	Ultralife Batteries, Inc. (a)	6,700	51,791
	Valence Technology, Inc. (a)(b)	28,200	60,066

			2,638,115

Electrical: Household Appliance - 0.0%	National Presto Industries, Inc.	2,350	143,374

Electronics - 0.4%	Agilysys, Inc.	12,163	52,301
	American Science & Engineering, Inc.	4,800	267,840
	CPI International, Inc. (a)	4,500	42,300
	Coherent, Inc. (a)	12,400	213,900
	Daktronics, Inc. (b)	17,198	112,647
	II-VI, Inc. (a)	12,772	219,423

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	IPG Photonics Corp. (a)	10,100	$85,042
	iRobot Corp. (a)(b)	9,400	71,440
	Newport Corp. (a)	18,935	83,693
	Rofin-Sinar Technologies, Inc. (a)	15,500	249,860

			1,398,446

Electronics: Instruments, Gauges & Meters - 0.1%	Badger Meter, Inc.	7,600	219,564
	Faro Technologies, Inc. (a)	8,800	118,272
	Measurement Specialties, Inc. (a)	7,700	31,493
	Zygo Corp. (a)	8,300	38,097

			407,426

Electronics: Medical Systems - 2.0%	Abaxis, Inc. (a)	11,400	196,536
	Accuray, Inc. (a)(b)	19,000	95,570
	Affymetrix, Inc. (a)	36,500	119,355
	Analogic Corp.	6,972	223,243
	Bio-Rad Laboratories, Inc. Class A (a)	9,900	652,410
	Bruker BioSciences Corp. (a)	26,487	163,160
	Caliper Life Sciences, Inc. (a)	23,200	22,968
	Cardiac Science Corp. (a)	10,300	31,003
	Cyberonics, Inc. (a)	12,469	165,464
	Cynosure, Inc. Class A (a)	5,300	32,277
	DexCom, Inc. (a)	21,400	88,596
	Dionex Corp. (a)	9,631	455,065
	Greatbatch, Inc. (a)	12,000	232,200
	Haemonetics Corp. (a)	13,472	742,038
	IRIS International, Inc. (a)	8,800	101,464
	Luminex Corp. (a)	21,551	390,504
	Masimo Corp. (a)	24,100	698,418
	Natus Medical, Inc. (a)	14,500	123,395
	NxStage Medical, Inc. (a)	12,200	31,476
	OSI Systems, Inc. (a)	8,300	126,658
	Palomar Medical Technologies, Inc. (a)	9,700	70,422
	Sirona Dental Systems, Inc. (a)	8,900	127,448
	Somanetics Corp. (a)	6,300	95,634
	SonoSite, Inc. (a)	8,815	157,612
	Spectranetic Corp. (a)	17,200	43,516
	Stereotaxis, Inc. (a)(b)	16,300	65,037
	Thoratec Corp. (a)	28,547	733,372
	Tomotherapy, Inc. (a)	21,900	58,035
	Varian, Inc. (a)	15,435	366,427
	Vital Images, Inc. (a)	7,700	86,779
	Zoll Medical Corp. (a)	10,922	156,840

			6,652,922

Electronics: Other - 0.2%	DTS, Inc. (a)	9,300	223,758
	THQ, Inc. (a)	35,037	106,512
	Take-Two Interactive Software, Inc.	40,200	335,670

			665,940

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Electronics: Semi-Conductors/Components - 2.4%	Actel Corp. (a)	13,316	$134,758
	Advanced Analogic Technologies, Inc. (a)	24,000	86,400
	Amkor Technology, Inc. (a)	57,200	153,296
	Anadigics, Inc. (a)	33,300	68,931
	Applied Micro Circuits Corp. (a)	34,000	165,240
	Atheros Communications, Inc. (a)	31,000	454,460
	AuthenTec, Inc. (a)	14,600	21,608
	Cavium Networks, Inc. (a)	15,900	183,486
	Ceva, Inc. (a)	10,600	77,168
	Cirrus Logic, Inc. (a)	34,100	128,216
	DSP Group, Inc. (a)	12,283	53,063
	Diodes, Inc. (a)	15,212	161,399
	Emcore Corp. (a)	34,800	26,100
	Entropic Communications, Inc. (a)	700	518
	Exar Corp. (a)	19,627	122,472
	Formfactor, Inc. (a)	25,600	461,312
	Hittite Microwave Corp. (a)	10,200	318,240
	IXYS Corp.	11,393	91,828
	Kopin Corp. (a)	36,700	85,144
	Lattice Semiconductor Corp. (a)	60,700	83,766
	MIPS Technologies, Inc. (a)	23,600	69,148
	Micrel, Inc.	23,900	168,256
	Microsemi Corp. (a)	43,290	502,164
	Microtune, Inc. (a)	25,700	46,774
	Monolithic Power Systems, Inc. (a)	13,700	212,350
	Netlogic Microsystems, Inc. (a)	9,000	247,320
	Omnivision Technologies, Inc. (a)	26,800	180,096
	PLX Technology, Inc. (a)	17,800	38,626
	PMC-Sierra, Inc. (a)	114,400	729,872
	ParkerVision, Inc. (a)(b)	15,200	25,688
	Pericom Semiconductor Corp. (a)	11,593	84,745
	Power Integrations, Inc.	14,400	247,680
	RF Micro Devices, Inc. (a)	137,884	183,386
	Rubicon Technology, Inc. (a)	7,200	38,232
	Semtech Corp. (a)	32,300	431,205
	Sigma Designs, Inc. (a)	13,900	172,916
	Silicon Image, Inc. (a)	38,576	92,582
	Silicon Storage Technology, Inc. (a)	41,158	67,911
	SiRF Technology Holdings, Inc. (a)	28,900	66,470
	Skyworks Solutions, Inc. (a)	85,233	686,978
	Spansion LLC Class A (a)	52,600	6,822
	Standard Microsystems Corp. (a)	11,810	219,666
	Supertex, Inc. (a)	5,867	135,528
	Techwell, Inc. (a)	7,300	46,063
	Trident Microsystems, Inc. (a)	33,000	48,180
	TriQuint Semiconductor, Inc. (a)	75,136	185,586
	Volterra Semiconductor Corp. (a)	13,200	111,408

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Zoran Corp. (a)	27,108	$238,550

			8,161,607

Electronics: Technology - 0.2%	3D Systems Corp. (a)	9,400	61,946
	Checkpoint Systems, Inc. (a)	20,823	186,782
	Cogent, Inc. (a)	21,500	255,850
	ScanSource, Inc. (a)	13,800	256,404
	Smart Modular Technologies WWH, Inc. (a)	23,500	32,430

			793,412

Energy Equipment - 0.3%	Ascent Solar Technologies, Inc. (a)(b)	4,600	18,676
	Capstone Turbine Corp. (a)	62,600	45,072
	Energy Conversion Devices, Inc. (a)(b)	23,564	312,694
	Evergreen Solar, Inc. (a)(b)	75,200	160,176
	FuelCell Energy, Inc. (a)(b)	36,026	86,462
	GT Solar International, Inc. (a)	15,900	105,576
	PowerSecure International, Inc. (a)	9,300	31,806
	Raser Technologies, Inc. (a)(b)	27,100	113,549

			874,011

Energy Miscellaneous - 0.2%	Akeena Solar, Inc. (a)	10,200	11,424
	Clean Energy Fuels Corp. (a)(b)	13,100	79,779
	Comverge, Inc. (a)	11,500	79,925
	EnerNOC, Inc. (a)	5,100	74,154
	Evergreen Energy, Inc. (a)(b)	65,200	90,758
	GeoMet, Inc. (a)	9,100	5,278
	GreenHunter Energy, Inc. (a)(b)	1,800	3,420
	Pacific Ethanol, Inc. (a)	17,300	5,709
	US Geothermal, Inc. (a)	29,600	21,016
	USEC, Inc. (a)(b)	58,259	279,643

			651,106

Engineering & Contracting Services - 0.2%	Dycom Industries, Inc. (a)	21,102	122,181
	ENGlobal Corp. (a)	14,400	65,376
	Furmamite Corp. (a)	19,200	59,712
	Hill International, Inc. (a)	12,800	38,912
	Integrated Electrical Services, Inc. (a)	3,700	33,744
	Layne Christensen Co. (a)	10,100	162,307
	Michael Baker Corp. (a)	3,800	98,800
	VSE Corp.	2,100	56,070

			637,102

Entertainment - 0.3%	CKX, Inc. (a)	27,600	113,160
	Cinemark Holdings, Inc.	15,700	147,423
	Live Nation, Inc. (a)	39,800	106,266
	Marvel Entertainment, Inc. (a)	25,600	679,680
	World Wrestling Entertainment, Inc.	11,196	129,202

			1,175,731

Fertilizers - 0.0%	Rentech, Inc. (a)(b)	68,400	37,620

Finance Companies - 0.1%	Federal Agricultural Mortgage Corp. Class B	5,700	15,276
	Financial Federal Corp.	13,300	281,694
	Medallion Financial Corp.	7,900	58,539

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NewStar Financial, Inc. (a)	12,700	$29,464

			384,973

Finance: Small Loan - 0.1%	Advance America, Cash Advance Centers, Inc.	22,200	37,518
	Dollar Financial Corp. (a)	12,700	120,904
	Encore Capital Group, Inc. (a)(b)	7,600	34,428
	The First Marblehead Corp. (a)	36,500	47,085
	Nelnet, Inc. Class A (a)	9,200	81,328

			321,263

Financial Data Processing Services & Systems - 1.0%	Advent Software, Inc. (a)	8,600	286,466
	Cardtronics, Inc. (a)	6,900	12,213
	Cass Information Systems, Inc.	3,215	104,262
	CompuCredit Corp. (a)(b)	8,589	21,043
	CyberSource Corp. (a)	36,064	534,108
	Euronet Worldwide, Inc. (a)	24,650	321,929
	Fair Isaac Corp.	25,500	358,785
	Global Cash Access, Inc. (a)	21,100	80,602
	Heartland Payment Systems, Inc.	12,900	85,269
	Jack Henry & Associates, Inc.	39,200	639,744
	Net 1 UEPS Technologies, Inc. (a)	26,100	396,981
	Online Resources Corp. (a)	15,400	64,834
	Riskmetrics Group, Inc. (a)	11,300	161,477
	Wright Express Corp. (a)	20,300	369,866

			3,437,579

Financial Information Services - 0.2%	Bankrate, Inc. (a)(b)	6,700	167,165
	Interactive Data Corp.	19,200	477,312
	S1 Corp. (a)	24,522	126,288
	TheStreet.com, Inc.	10,600	20,882
	Value Line, Inc.	300	8,202

			799,849

Financial Miscellaneous - 0.3%	Asset Acceptance Capital Corp. (a)	7,900	41,949
	Cash America International, Inc.	15,219	238,329
	Credit Acceptance Corp. (a)	2,669	57,357
	First Cash Financial Services, Inc. (a)	10,400	155,168
	Portfolio Recovery Associates, Inc. (a)(b)	8,000	214,720
	World Acceptance Corp. (a)	8,600	147,060

			854,583

Foods - 1.6%	American Dairy, Inc. (a)	3,800	64,258
	B&G Foods, Inc. Class A	10,800	56,160
	Chiquita Brands International, Inc. (a)	22,700	150,501
	Diamond Foods, Inc.	8,400	234,612
	Flowers Foods, Inc.	40,476	950,376
	Hain Celestial Group, Inc. (a)	21,257	302,700
	J&J Snack Foods Corp.	7,400	255,966
	Lance, Inc.	14,200	295,644
	Lifeway Foods, Inc. (a)	1,900	15,200
	Omega Protein Corp. (a)	10,400	27,456
	Ralcorp Holdings, Inc. (a)	29,395	1,583,803

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Schiff Nutrition International, Inc. (a)	5,700	$25,650
	Smart Balance, Inc. (a)	32,800	198,112
	Synutra International, Inc. (a)(b)	4,300	35,303
	Tootsie Roll Industries, Inc. (b)	12,857	279,255
	TreeHouse Foods, Inc. (a)	16,300	469,277
	United Natural Foods, Inc. (a)	22,480	426,446
	Zhongpin, Inc. (a)	9,700	86,136

			5,456,855

Forest Products - 0.1%	Deltic Timber Corp.	5,509	217,110
	Universal Forest Products, Inc.	8,734	232,412

			449,522

Forms & Bulk Printing Services - 0.2%	Deluxe Corp.	27,000	260,010
	Ennis, Inc.	13,500	119,610
	Innerworkings, Inc. (a)	16,800	71,736
	M&F Worldwide Corp. (a)	6,100	71,431
	Multi-Color Corp.	5,050	61,762
	The Standard Register Co.	8,045	36,846

			621,395

Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp. Class A	16,373	471,706
	Stewart Enterprises, Inc. Class A	43,924	142,314

			614,020

Glass - 0.0%	Apogee Enterprises, Inc.	15,200	166,896

Gold - 0.3%	Allied Nevada Gold Corp. (a)	21,600	126,360
	Coeur d’Alene Mines Corp. (a)(b)	227,500	213,850
	Royal Gold, Inc.	15,300	715,428

			1,055,638

Health Care Facilities - 0.6%	Amsurg Corp. (a)	16,500	261,525
	Assisted Living Concepts, Inc. (a)	5,740	77,834
	Capital Senior Living Corp. (a)	10,600	25,864
	Emeritus Corp. (a)	10,500	68,880
	The Ensign Group, Inc.	3,900	60,294
	Five Star Quality Care, Inc. (a)	17,100	17,784
	Hanger Orthopedic Group, Inc. (a)	16,100	213,325
	Kindred Healthcare, Inc. (a)	14,690	219,616
	MedCath Corp. (a)	8,400	61,068
	National Healthcare Corp.	4,500	180,675
	Psychiatric Solutions, Inc. (a)	29,000	456,170
	Skilled Healthcare Group, Inc. Class A (a)	9,200	75,532
	Sun Healthcare Group, Inc. (a)	22,600	190,744
	Sunrise Senior Living, Inc. (a)	21,574	14,670
	US Physical Therapy, Inc. (a)	6,300	60,984

			1,984,965

Health Care Management Services - 0.9%	AMERIGROUP Corp. (a)	28,000	771,120
	Catalyst Health Solutions, Inc. (a)	17,300	342,886
	Centene Corp. (a)	22,700	409,054
	Computer Programs & Systems, Inc.	4,800	159,696
	HealthSpring, Inc. (a)	25,900	216,783

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Magellan Health Services, Inc. (a)	19,700	$717,868
	Molina Healthcare, Inc. (a)	7,200	136,944
	National Research Corp.	600	14,904
	Triple-S Management Corp. (a)	7,400	91,168
	Universal American Financial Corp. (a)	20,600	174,482

			3,034,905

Health Care Services - 1.7%	Air Methods Corp. (a)	5,600	94,696
	Alliance Healthcare Services, Inc. (a)	13,400	91,120
	Almost Family, Inc. (a)(b)	3,400	64,906
	Amedisys, Inc. (a)(b)	13,866	381,176
	athenahealth, Inc. (a)(b)	10,800	260,388
	CardioNet, Inc. (a)	2,400	67,344
	Chemed Corp.	11,672	454,041
	Corvel Corp. (a)	3,785	76,533
	Eclipsys Corp. (a)	28,431	288,290
	Emergency Medical Services Corp. (a)	4,900	153,811
	Gentiva Health Services, Inc. (a)	13,312	202,342
	HMS Holdings Corp. (a)	13,100	430,990
	HealthSouth Corp. (a)	46,000	408,480
	Healthways, Inc. (a)	18,400	161,368
	IPC The Hospitalist Co., Inc. (a)	3,200	60,896
	Inter Allscripts - Misys Healthcare Solutions, Inc.	76,341	785,549
	LHC Group, Inc. (a)	7,700	171,556
	Odyssey HealthCare, Inc. (a)	17,200	166,840
	Omnicell, Inc. (a)	16,300	127,466
	PharMerica Corp. (a)	15,969	265,724
	Phase Forward, Inc. (a)	22,400	286,496
	Quality Systems, Inc. (b)	9,200	416,300
	RehabCare Group, Inc. (a)	9,495	165,593
	Res-Care, Inc. (a)	13,000	189,280
	Virtual Radiologic Corp. (a)(b)	3,500	24,465

			5,795,650

Homebuilding - 0.2%	Beazer Homes USA, Inc. (a)	22,600	22,826
	Brookfield Homes Corp. (b)	5,051	17,426
	Hovnanian Enterprises, Inc. Class A (a)(b)	25,600	39,936
	M/I Homes, Inc.	7,500	52,425
	Meritage Homes Corp. (a)	16,100	183,862
	Ryland Group, Inc. (b)	22,200	369,852
	Standard-Pacific Corp. (a)	47,400	41,712

			728,039

Hotel/Motel - 0.1%	Gaylord Entertainment Co. (a)(b)	21,455	178,720
	Lodgian, Inc. (a)	8,700	18,270
	Marcus Corp.	10,679	90,772
	Morgans Hotel Group Co. (a)	13,500	41,985

			329,747

Household Equipment & Products - 0.2%	American Greetings Corp. Class A	23,800	120,428
	Blyth, Inc.	3,225	84,269

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	CSS Industries, Inc.	3,891	$66,147
	Libbey, Inc.	6,700	6,164
	Russ Berrie & Co., Inc. (a)	9,147	12,074
	Tupperware Corp.	32,474	551,733

			840,815

Household Furnishings - 0.2%	American Woodmark Corp.	5,600	98,336
	Ethan Allen Interiors, Inc. (b)	12,900	145,254
	Furniture Brands International, Inc.	22,100	32,487
	Hooker Furniture Corp.	5,000	42,200
	La-Z-Boy, Inc.	28,700	35,875
	Sealy Corp. (a)	23,500	35,015
	Tempur-Pedic International, Inc. (b)	39,100	285,430

			674,597

Identification Control & Filter Devices - 0.7%	CIRCOR International, Inc.	8,800	198,176
	China Security & Surveillance Technology, Inc. (a)(b)	16,500	63,360
	ESCO Technologies, Inc. (a)	13,532	523,688
	Energy Recovery, Inc. (a)	7,800	59,280
	Flanders Corp. (a)	7,600	30,704
	The Gorman-Rupp Co.	7,497	148,441
	ICx Technologies, Inc. (a)	6,500	26,325
	L-1 Identity Solutions, Inc. (a)	37,928	193,812
	Mine Safety Appliances Co.	16,226	324,845
	PMFG, Inc. (a)	7,000	55,160
	Protection One, Inc. (a)	1,200	3,828
	Robbins & Myers, Inc.	14,724	223,363
	Sun Hydraulics, Inc.	6,150	89,852
	Watts Water Technologies, Inc. Class A	15,336	299,972

			2,240,806

Industrial Products - 0.0%	A.M. Castle & Co.	8,700	77,604

Insurance - 0.0%	United America Indemnity, Ltd. (a)	9,800	39,396

Insurance: Life - 0.3%	American Equity Investment Life Holding Co.	28,700	119,392
	Citizens, Inc. (a)(b)	20,700	150,489
	Delphi Financial Group, Inc. Class A	21,605	290,803
	FBL Financial Group, Inc. Class A	7,225	29,984
	Independence Holding Co.	1,440	7,214
	Kansas City Life Insurance Co.	2,442	87,546
	Life Partners Holdings, Inc.	3,900	66,534
	National Western Life Insurance Co. Class A	1,188	134,244
	The Phoenix Cos., Inc.	60,400	70,668
	Presidential Life Corp.	11,393	88,751

			1,045,625

Insurance: Multi-Line - 0.8%	AMBAC Financial Group, Inc.	134,500	104,910
	Assured Guaranty Ltd. (b)	29,200	197,684
	Crawford & Co. Class B (a)	12,609	84,732
	eHealth, Inc. (a)	13,100	209,731
	Flagstone Reinsurance Holdings Ltd.	15,800	123,082
	Horace Mann Educators Corp.	21,268	178,013

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Maiden Holdings Ltd.	25,800	$115,326
	Max Capital Group Ltd.	28,900	498,236
	Pico Holdings, Inc. (a)	8,497	255,505
	Platinum Underwriters Holdings Ltd.	27,800	788,408
	Primus Guaranty Ltd. (a)(b)	12,700	19,939

			2,575,566

Insurance: Property-Casualty - 3.2%	American Physicians Capital, Inc.	3,956	161,879
	American Safety Insurance Holdings Ltd. (a)	5,600	64,456
	Amerisafe, Inc. (a)	9,900	151,668
	AmTrust Financial Services, Inc.	8,400	80,220
	Argo Group International Holdings Ltd. (a)	16,079	484,460
	Aspen Insurance Holdings Ltd.	44,700	1,003,962
	Baldwin & Lyons, Inc. Class B	4,032	76,285
	CNA Surety Corp. (a)	8,786	162,014
	Donegal Group, Inc. Class A	5,144	79,063
	EMC Insurance Group, Inc.	2,800	58,996
	Employers Holdings, Inc.	25,880	246,895
	Enstar Group Ltd. (a)	2,900	163,328
	FPIC Insurance Group, Inc. (a)	4,300	159,229
	First Acceptance Corp. (a)	8,277	20,030
	First Mercury Financial Corp. (a)	7,600	109,744
	Greenlight Capital Re Ltd. (a)	15,100	241,147
	Hallmark Financial Services, Inc. (a)	2,800	19,404
	Harleysville Group, Inc.	6,862	218,280
	Hilltop Holdings, Inc. (a)	23,572	268,721
	IPC Holdings, Ltd.	29,300	792,272
	Infinity Property & Casualty Corp.	7,500	254,475
	Meadowbrook Insurance Group, Inc.	29,052	177,217
	Montpelier Re Holdings Ltd.	48,900	633,744
	NYMAGIC, Inc.	2,400	29,280
	National Interstate Corp.	2,600	43,966
	Navigators Group, Inc. (a)	6,900	325,542
	Odyssey Re Holdings Corp.	11,500	436,195
	PMA Capital Corp. Class A (a)	16,806	70,081
	The PMI Group, Inc.	38,400	23,808
	ProAssurance Corp. (a)(c)	16,823	784,288
	RLI Corp.	9,754	489,651
	Radian Group, Inc.	42,700	77,714
	Safety Insurance Group, Inc.	8,500	264,180
	SeaBright Insurance Holdings, Inc. (a)	11,100	116,106
	Selective Insurance Group, Inc.	27,908	339,361
	State Auto Financial Corp.	7,412	130,451
	Stewart Information Services Corp.	8,922	173,979
	Tower Group, Inc.	18,786	462,699
	United Fire & Casualty Co.	11,900	261,324
	Validus Holdings Ltd.	33,700	798,016

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Zenith National Insurance Corp.	19,455	$469,060

			10,923,190

Investment Management Companies - 0.5%	Ampal-American Israel Corp. Class A (a)	9,400	16,074
	Apollo Investment Corp. (b)	74,546	259,420
	Ares Capital Corp.	50,872	246,220
	Calamos Asset Management, Inc. Class A	10,900	52,429
	Capital Southwest Corp.	1,600	122,224
	Cohen & Steers, Inc.	8,800	98,208
	Diamond Hill Investments Group	1,100	43,252
	Epoch Holding Corp.	5,200	35,724
	Fifth Street Finance Corp.	5,300	41,022
	GAMCO Investors, Inc. Class A	3,996	130,469
	Harris & Harris Group, Inc. (a)	13,900	51,430
	Kohlberg Capital Corp.	9,200	28,152
	MCG Capital Corp.	40,600	51,968
	MVC Capital, Inc.	12,800	107,648
	NGP Capital Resources Co.	11,623	57,766
	National Financial Partners Corp.	21,000	67,200
	Pzena Investment Management, Inc. Class A	4,100	7,831
	Resource America, Inc. Class A	4,749	18,949
	Teton Advisors, Inc. (a)	53	121
	U.S. Global Investors, Inc.	7,000	34,090
	Virtus Investment Partners, Inc. (a)	3,265	21,255
	Westwood Holdings Group, Inc.	2,500	97,725

			1,589,177

Jewelry, Watches & Gemstones - 0.1%	Fossil, Inc. (a)	23,700	372,090
	Fuqi International, Inc. (a)	5,600	26,320
	Movado Group, Inc.	8,500	64,090

			462,500

Lead & Zinc - 0.1%	Horsehead Holding Corp. (a)	18,300	100,650
	Stillwater Mining Co. (a)	20,864	77,197

			177,847

Leisure Time - 0.5%	Bluegreen Corp. (a)	7,000	12,180
	Callaway Golf Co.	34,700	249,146
	Churchill Downs, Inc.	5,032	151,262
	Dover Motorsports, Inc.	8,800	16,280
	Great Wolf Resorts, Inc. (a)	14,300	33,319
	Life Time Fitness, Inc. (a)(b)	18,200	228,592
	Nautilus, Inc. (a)	11,163	7,033
	Orbitz Worldwide, Inc. (a)	17,300	22,317
	Pool Corp. (b)	25,000	335,000
	Rick’s Cabaret International, Inc. (a)	4,300	19,522
	Six Flags, Inc. (a)	34,500	9,315
	Smith & Wesson Holding Corp. (a)	19,700	118,594
	Speedway Motorsports, Inc.	7,155	84,572
	Steinway Musical Instruments, Inc. (a)	3,700	44,289
	Town Sports International Holdings, Inc. (a)	10,500	31,395

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Vail Resorts, Inc. (a)(b)	15,556	$317,809

			1,680,625

Machine Tools - 0.0%	Thermadyne Holdings Corp. (a)	7,900	16,748

Machinery & Engineering - 0.1%	Applied Industrial Technologies, Inc. (c)	22,190	374,345

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	2,900	30,914
	Lindsay Manufacturing Co. (b)	6,213	167,751

			198,665

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	9,417	247,008
	NACCO Industries, Inc. Class A	3,087	83,905

			330,913

Machinery: Engines - 0.1%	Briggs & Stratton Corp. (b)	25,900	427,350
	Harbin Electric, Inc. (a)(b)	4,000	24,600

			451,950

Machinery: Industrial/ Specialty - 0.8%	Actuant Corp. Class A (b)	29,300	302,669
	Altra Holdings, Inc. (a)	14,200	55,096
	Chart Industries, Inc. (a)	14,900	117,412
	Colfax Corp. (a)	11,300	77,631
	Columbus McKinnon Corp. (a)	10,000	87,200
	DXP Enterprises, Inc. (a)	3,900	40,287
	EnPro Industries, Inc. (a)	10,600	181,260
	Flow International Corp. (a)	20,600	33,372
	Gerber Scientific, Inc. (a)	12,600	30,114
	Graham Corp.	5,300	47,541
	Kadant, Inc. (a)	6,870	79,142
	MTS Systems Corp.	9,200	209,300
	Middleby Corp. (a)	9,517	308,636
	Nordson Corp.	17,610	500,652
	Sauer-Danfoss, Inc.	5,973	14,574
	Tecumseh Products Co. Class A (a)	8,828	39,903
	Tennant Co.	8,774	82,212
	Twin Disc, Inc.	4,100	28,372
	Woodward Governor Co.	30,758	343,874

			2,579,247

Machinery: Oil Well Equipment & Services - 1.0%	Allis-Chalmers Energy, Inc. (a)	14,900	28,757
	Basic Energy Services, Inc. (a)	21,600	139,752
	Bolt Technology Corp. (a)	4,700	33,417
	Bronco Drilling Co., Inc. (a)	13,900	73,114
	CARBO Ceramics, Inc.	10,802	307,209
	Cal Dive International, Inc. (a)	23,174	156,888
	Complete Production Services, Inc. (a)	25,300	77,924
	Dawson Geophysical Co. (a)	4,100	55,350
	Dril-Quip, Inc. (a)	16,176	496,603
	Flotek Industries, Inc. (a)(b)	13,600	21,352
	Geokinetics, Inc. (a)	2,600	8,502
	Gulf Island Fabrication, Inc.	6,517	52,201
	Hornbeck Offshore Services, Inc. (a)	12,140	185,014
	ION Geophysical Corp. (a)	47,246	73,704

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lufkin Industries, Inc.	7,700	$291,676
	Matrix Service Co. (a)	13,700	112,614
	Mitcham Industries, Inc. (a)	5,600	21,336
	NATCO Group, Inc. Class A (a)	10,500	198,765
	Natural Gas Services Group (a)	6,500	58,500
	Newpark Resources, Inc. (a)	47,120	119,214
	OYO Geospace Corp. (a)	2,300	30,038
	Parker Drilling Co. (a)	59,281	109,077
	Pioneer Drilling Co. (a)	26,200	85,936
	RPC, Inc.	15,200	100,776
	Sulphco, Inc. (a)(b)	20,500	21,935
	Superior Well Services, Inc. (a)	8,900	45,657
	T-3 Energy Services, Inc. (a)	6,600	77,748
	Trico Marine Services, Inc. (a)(b)	7,500	15,750
	Union Drilling, Inc. (a)	7,700	29,260
	Willbros Group, Inc. (a)	20,400	197,880

			3,225,949

Machinery: Specialty - 0.1%	Albany International Corp. Class A	15,574	140,945
	Cascade Corp.	4,800	84,624
	Hurco Companies, Inc. (a)	3,500	37,205
	K-Tron International, Inc. (a)	1,300	78,871
	Key Technology, Inc. (a)	2,800	24,640
	Presstek, Inc. (a)	13,100	27,117

			393,402

Manufactured Housing - 0.1%	Cavco Industries, Inc. (a)	3,400	80,240
	Champion Enterprises, Inc. (a)	33,027	15,853
	Palm Harbor Homes, Inc. (a)(b)	5,405	12,053
	Skyline Corp.	3,601	68,455

			176,601

Manufacturing - 0.1%	Federal Signal Corp.	25,159	132,588
	Standex International Corp.	6,631	61,005

			193,593

Medical & Dental Instruments & Supplies - 2.8%	Abiomed, Inc. (a)	17,900	87,710
	Align Technology, Inc. (a)	32,000	253,760
	Alphatec Holdings, Inc. (a)	13,300	23,541
	American Medical Systems Holdings, Inc. (a)	38,100	424,815
	AngioDynamics, Inc. (a)	12,700	142,748
	Atrion Corp.	600	52,944
	CONMED Corp. (a)	15,028	216,553
	Cantel Medical Corp. (a)	6,600	84,942
	Conceptus, Inc. (a)(b)	15,800	185,650
	CryoLife, Inc. (a)	14,700	76,146
	ev3, Inc. (a)	36,832	261,507
	Exactech, Inc. (a)	4,000	45,960
	Hansen Medical, Inc. (a)(b)	9,500	38,190
	I-Flow Corp. (a)	11,700	42,705
	ICU Medical, Inc. (a)	6,150	197,538

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Immucor, Inc. (a)	36,643	$921,571
	Insulet Corp. (a)	10,200	41,820
	Integra LifeSciences Holdings Corp. (a)	9,300	229,989
	Invacare Corp.	16,822	269,657
	Landauer, Inc.	4,878	247,217
	Medical Action Industries, Inc. (a)	7,450	61,761
	Meridian Bioscience, Inc.	21,000	380,520
	Merit Medical Systems, Inc. (a)	14,510	177,167
	Micrus Endovascular Corp. (a)	8,400	50,148
	Neogen Corp. (a)	7,600	165,908
	NuVasive, Inc. (a)	18,600	583,668
	OraSure Technologies, Inc. (a)	24,659	62,387
	Orthofix International NV (a)	9,000	166,680
	Orthovita, Inc. (a)	31,100	83,348
	Owens & Minor, Inc.	21,498	712,229
	PSS World Medical, Inc. (a)	32,373	464,553
	Quidel Corp. (a)	14,800	136,456
	Steris Corp.	30,600	712,368
	SurModics, Inc. (a)	8,083	147,515
	Symmetry Medical, Inc. (a)	18,600	117,366
	Synovis Life Technologies, Inc. (a)	6,100	84,424
	Trans1, Inc. (a)	6,700	40,803
	VNUS Medical Technologies, Inc. (a)	6,800	144,636
	Vision-Sciences, Inc. (a)	8,400	10,752
	Volcano Corp. (a)	24,700	359,385
	West Pharmaceutical Services, Inc.	16,876	553,702
	Wright Medical Group, Inc. (a)	19,500	254,085

			9,314,824

Medical Services - 0.2%	Bio-Reference Labs, Inc. (a)	6,100	127,551
	eResearch Technology, Inc. (a)	22,650	119,139
	Genoptix, Inc. (a)	4,400	120,032
	Kendle International, Inc. (a)	6,800	142,528
	Nighthawk Radiology Holdings, Inc. (a)	12,200	32,940
	Parexel International Corp. (a)	29,694	288,923
	RadNet, Inc. (a)	10,100	12,524

			843,637

Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	4,400	58,344
	Dynamic Materials Corp.	6,800	62,288
	Haynes International, Inc. (a)	6,300	112,266
	Kaydon Corp.	17,926	489,918
	L.B. Foster Co. Class A (a)	5,400	134,082
	Mueller Industries, Inc.	19,382	420,396
	Mueller Water Products, Inc. Series A	60,360	199,188
	NN, Inc.	8,700	10,962
	Northwest Pipe Co. (a)	4,800	136,656
	Omega Flex, Inc.	1,200	19,332
	RBC Bearings, Inc. (a)	11,400	174,192

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	RTI International Metals, Inc. (a)	12,113	$141,722
	Worthington Industries, Inc.	33,700	293,527

			2,252,873

Metals & Minerals Miscellaneous - 0.6%	AMCOL International Corp.	14,373	213,295
	Brush Engineered Materials, Inc. (a)	10,711	148,561
	Compass Minerals International, Inc.	16,900	952,653
	General Moly, Inc. (a)	33,400	35,404
	Hecla Mining Co. (a)	113,800	227,600
	Minerals Technologies, Inc.	9,853	315,789
	United States Lime & Minerals, Inc. (a)	700	19,152
	Uranium Resources, Inc. (a)	19,000	8,930

			1,921,384

Miscellaneous Business & Consumer Discretionary - 0.6%	Coinstar, Inc. (a)	14,592	478,034
	Core-Mark Holdings Co., Inc. (a)	5,000	91,100
	Jackson Hewitt Tax Service, Inc.	15,200	79,344
	The Knot, Inc. (a)	15,600	127,920
	Mercadolibre, Inc. (a)	13,300	246,715
	Move, Inc. (a)	67,400	97,730
	Nutri/System, Inc. (b)	16,000	228,320
	Pre-Paid Legal Services, Inc. (a)	4,160	120,765
	Sotheby’s Holdings, Inc. Class A (b)	35,236	317,124
	Steiner Leisure Ltd. (a)	8,200	200,162

			1,987,214

Miscellaneous Consumer Staples - 0.0%	Reddy Ice Holdings, Inc.	10,900	16,023

Miscellaneous Equipment - 0.0%	China Fire & Security Group, Inc. (a)(b)	6,000	47,160

Miscellaneous Health Care - 0.1%	MedAssets, Inc. (a)	9,600	136,800
	The Providence Service Corp. (a)	6,700	46,096

			182,896

Miscellaneous Materials & Commodities - 0.0%	Symyx Technologies, Inc. (a)	17,679	78,672

Miscellaneous Materials & Processing - 0.0%	Rogers Corp. (a)	8,855	167,182

Miscellaneous Producer Durables - 0.0%	Blount International, Inc. (a)	20,100	92,862
	Park-Ohio Holdings Corp. (a)	4,400	14,344

			107,206

Miscellaneous Technology - 0.3%	Benchmark Electronics, Inc. (a)	35,329	395,685
	CTS Corp.	17,868	64,503
	LaBarge, Inc. (a)	6,400	53,568
	Plexus Corp. (a)	20,898	288,810
	Sanmina-SCI Corp. (a)	219,200	66,856
	TerreStar Corp. (a)	23,900	13,384
	Vocus, Inc. (a)	8,400	111,636

			994,442

Multi-Sector Companies - 0.3%	Brunswick Corp.	45,900	158,355
	GenCorp, Inc. (a)	30,071	63,751
	GenTek, Inc. (a)	4,200	73,458

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kaman Corp. Class A	13,294	$166,707
	Lancaster Colony Corp.	10,599	439,647
	Raven Industries, Inc.	8,400	174,552

			1,076,470

Office Furniture & Business Equipment - 0.3%	ACCO Brands Corp. (a)	28,800	28,224
	Electronics for Imaging, Inc. (a)	27,839	272,822
	HNI Corp. (b)	23,300	242,320
	Herman Miller, Inc.	29,400	313,404
	Kimball International, Inc. Class B	16,774	110,037
	Knoll, Inc.	25,400	155,702

			1,122,509

Oil: Crude Producers - 2.0%	APCO Argentina, Inc.	1,600	17,632
	ATP Oil & Gas Corp. (a)(b)	14,800	75,924
	Abraxas Petroleum Corp. (a)	23,800	24,514
	American Oil & Gas, Inc. (a)	15,100	11,627
	Approach Resources, Inc. (a)	4,800	29,760
	Arena Resources, Inc. (a)(c)	19,800	504,504
	Atlas America, Inc.	18,087	158,261
	BMB Munai, Inc. (a)	15,400	8,932
	BPZ Resources, Inc. (a)(b)	37,400	138,380
	Berry Petroleum Co. Class A	22,402	245,526
	Bill Barrett Corp. (a)	19,200	427,008
	Brigham Exploration Co. (a)	25,000	47,500
	Callon Petroleum Co. (a)	13,000	14,170
	Cano Petroleum, Inc. (a)	16,100	6,923
	Carrizo Oil & Gas, Inc. (a)	14,300	126,984
	Cheniere Energy, Inc. (a)(b)	27,400	116,724
	Clayton Williams Energy, Inc. (a)	2,800	81,872
	Comstock Resources, Inc. (a)	23,857	710,939
	Concho Resources, Inc. (a)(c)	28,900	739,551
	Contango Oil & Gas Co. (a)	6,900	270,480
	Delta Petroleum Corp. (a)(b)	33,800	40,560
	Double Eagle Pete & Mining Co. (a)	4,700	24,299
	EXCO Resources, Inc. (a)	78,100	781,000
	Endeavour International Corp. (a)	46,900	40,803
	Energy XXI Bermuda Ltd.	46,200	17,325
	FX Energy, Inc. (a)	22,400	62,272
	GMX Resources, Inc. (a)	8,800	57,200
	Gasco Energy, Inc. (a)	38,600	15,054
	GeoGlobal Resources, Inc. (a)(b)	18,300	13,176
	GeoResources, Inc. (a)	2,900	19,488
	Goodrich Petroleum Corp. (a)	11,800	228,448
	Gran Tierra Energy, Inc. (a)	115,800	290,658
	Gulfport Energy Corp. (a)	14,300	33,176
	Harvest Natural Resources, Inc. (a)	17,600	59,664
	Houston American Energy Corp.	7,100	13,206
	McMoRan Exploration Co. (a)	31,500	148,050

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Meridian Resource Corp. (a)	31,911	$6,701
	Northern Oil And Gas, Inc. (a)	11,700	42,120
	Oilsands Quest, Inc. (a)	87,300	62,856
	Panhandle Oil & Gas, Inc.	3,900	66,768
	Parallel Petroleum Corp. (a)	22,000	28,160
	Penn Virginia Corp.	21,816	239,540
	Petroleum Development Corp. (a)	7,800	92,118
	Petroquest Energy, Inc. (a)(b)	23,100	55,440
	PrimeEnergy Corp. (a)	300	14,970
	Quest Resource Corp. (a)	9,800	3,067
	Ram Energy Resources, Inc. (a)	15,500	11,315
	Rex Energy Corp. (a)	9,300	26,691
	Rosetta Resources, Inc. (a)	27,000	133,650
	Stone Energy Corp. (a)	16,898	56,270
	Swift Energy Co. (a)	16,017	116,924
	TXCO Resources, Inc. (a)(b)	16,800	6,922
	Toreador Resources Corp.	8,100	20,331
	Tri-Valley Corp. (a)	10,900	12,426
	Vaalco Energy, Inc. (a)	31,000	163,990
	Venoco, Inc. (a)	11,000	36,080
	Warren Resources, Inc. (a)	32,300	31,008

			6,828,937

Oil: Integrated Domestic - 0.1%	Alon USA Energy, Inc.	5,700	78,090
	CVR Energy, Inc. (a)	12,100	67,034
	Delek US Holdings, Inc.	7,000	72,520
	Western Refining, Inc.	15,700	187,458

			405,102

Paints & Coatings - 0.1%	Ferro Corp.	24,176	34,572
	H.B. Fuller Co.	25,380	329,940

			364,512

Paper - 0.2%	AbitibiBowater, Inc. (a)(b)	21,944	12,069
	Boise, Inc. (a)	14,600	8,906
	Buckeye Technologies, Inc. (a)	20,898	44,513
	Clearwater Paper Corp. (a)	6,099	48,975
	Kapstone Paper and Packaging Corp. (a)	9,600	23,616
	Mercer International, Inc.-Sbi (a)	14,600	9,636
	Neenah Paper, Inc.	8,100	29,403
	P.H. Glatfelter Co.	23,701	147,894
	Schweitzer-Mauduit International, Inc.	8,220	151,741
	Verso Paper Corp.	5,800	3,712
	Wausau Paper Corp.	23,142	121,727

			602,192

Plastics - 0.0%	Spartech Corp.	16,454	40,477

Pollution Control & Environmental Services - 0.7%	American Ecology Corp.	8,500	118,490
	Clean Harbors, Inc. (a)	10,300	494,400
	Darling International, Inc. (a)	42,700	158,417
	EnergySolutions, Inc.	17,400	150,510

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Fuel Tech, Inc. (a)(b)	9,900	$103,554
	Met-Pro Corp.	8,000	65,200
	Metalico, Inc. (a)(b)	13,800	23,460
	Team, Inc. (a)	9,700	113,684
	Waste Connections, Inc. (a)	41,727	1,072,384
	Waste Services, Inc. (a)	12,533	53,641

			2,353,740

Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	17,212	129,606
	Beacon Power Corp. (a)(b)	36,500	17,155
	Maxwell Technologies, Inc. (a)	10,400	72,280
	Powell Industries, Inc. (a)	3,931	138,804
	Regal-Beloit Corp.	16,851	516,315
	Vicor Corp.	10,296	50,347

			924,507

Printing & Copying Services - 0.2%	Bowne & Co., Inc.	15,222	48,863
	Casella Waste Systems, Inc. (a)	13,678	23,389
	Cenveo, Inc. (a)	25,400	82,550
	Schawk, Inc.	8,000	48,320
	VistaPrint Ltd. (a)	23,100	635,019

			838,141

Production Technology Equipment - 0.8%	ATMI, Inc. (a)(c)	16,857	260,103
	Asyst Technologies, Inc. (a)	20,541	5,751
	Axcelis Technologies, Inc. (a)	44,800	17,024
	Brooks Automation, Inc. (a)	33,278	153,411
	Cognex Corp.	20,756	277,093
	Cohu, Inc.	12,118	87,250
	Cymer, Inc. (a)	15,900	353,934
	Electro Scientific Industries, Inc. (a)	14,261	84,425
	Entegris, Inc. (a)	53,899	46,353
	FEI Co. (a)	19,055	294,019
	Intevac, Inc. (a)	11,500	59,915
	Kulicke & Soffa Industries, Inc. (a)	32,656	85,559
	LTX-Credence Corp. (a)	57,003	15,961
	MKS Instruments, Inc. (a)	26,100	382,887
	Mattson Technology, Inc. (a)	21,099	17,744
	Photronics, Inc. (a)	22,479	21,580
	Rudolph Technologies, Inc. (a)	16,173	49,004
	Semitool, Inc. (a)	11,941	33,196
	Tessera Technologies, Inc. (a)	25,300	338,261
	Ultra Clean Holdings, Inc. (a)	10,800	11,556
	Ultratech, Inc. (a)	12,290	153,502
	Veeco Instruments, Inc. (a)	16,727	111,569

			2,860,097

Publishing: Miscellaneous - 0.1%	Consolidated Graphics, Inc. (a)	5,300	67,416
	Courier Corp.	5,450	82,677
	Martha Stewart Living Omnimedia, Inc. Class A (a)	14,182	35,313
	Primedia, Inc.	13,400	33,098

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Scholastic Corp.	12,660	$190,786

			409,290

Publishing: Newspapers - 0.1%	AH Belo Corp.	9,780	9,584
	Dolan Media Co. (a)	13,400	105,458
	Journal Communications, Inc. Class A	20,000	15,000
	Lee Enterprises, Inc. (b)	19,500	5,460
	McClatchy Co. Class A (b)	24,300	11,907
	Media General, Inc. Class A (b)	13,100	25,152

			172,561

Radio & TV Broadcasters - 0.1%	Cox Radio, Inc. Class A (a)	12,900	52,890
	Crown Media Holdings, Inc. Class A (a)	4,498	9,176
	Cumulus Media, Inc. Class A (a)	13,900	14,039
	Entercom Communications Corp.	13,900	15,290
	Fisher Communications, Inc.	3,600	35,136
	Gray Television, Inc.	19,500	6,240
	Lin TV Corp. Class A (a)	14,400	16,128
	Outdoor Channel Holdings, Inc. (a)	8,100	55,242
	RHI Entertainment, Inc. (a)	6,400	9,728
	Sinclair Broadcast Group, Inc. Class A	25,964	26,743

			240,612

Railroad Equipment - 0.3%	American Railcar Industries, Inc.	4,900	37,387
	Freightcar America, Inc.	6,200	108,686
	Greenbrier Cos., Inc.	9,100	33,306
	Westinghouse Air Brake Technologies Corp.	25,339	668,443

			847,822

Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	16,075	341,594

Real Estate - 0.2%	Avatar Holdings, Inc. (a)	3,300	49,434
	Consolidated-Tomoka Land Co.	2,900	86,130
	FX Real Estate and Entertainment, Inc. (a)	3,220	517
	Forestar Group, Inc. (a)(b)	17,200	131,580
	Griffin Land & Nurseries, Inc.	1,500	52,500
	Grubb & Ellis Co.	14,200	8,946
	Maui Land & Pineapple Co., Inc. (a)	2,463	20,911
	Meruelo Maddux Properties, Inc. (a)	17,380	1,269
	Stratus Properties, Inc. (a)	3,000	18,150
	Tejon Ranch Co. (a)	5,815	120,196
	Thomas Properties Group, Inc.	12,900	15,222
	United Capital Corp. (a)	600	10,350

			515,205

Real Estate Investment Trusts (REITs) - 5.2%	Acadia Realty Trust (c)	17,813	188,996
	Agree Realty Corp.	4,200	65,898
	Alexander’s, Inc.	1,067	181,795
	American Campus Communities, Inc.	22,203	385,444
	American Capital Agency Corp.	5,300	90,683
	Anthracite Capital, Inc. (d)	27,800	9,452
	Anworth Mortgage Asset Corp.	51,900	318,147
	Arbor Realty Trust, Inc. (b)	7,100	5,112

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ashford Hospitality Trust, Inc.	46,080	$70,963
	Associated Estates Realty Corp.	7,800	44,304
	BioMed Realty Trust, Inc. (b)	42,120	285,152
	Capital Trust, Inc. (b)	9,100	10,010
	CapLease, Inc.	23,600	46,492
	Capstead Mortgage Corp.	33,100	355,494
	Care Investment Trust, Inc.	5,800	31,668
	Cedar Shopping Centers, Inc.	20,300	35,322
	Chimera Investment Corp.	71,400	239,904
	Cogdell Spencer, Inc.	6,700	34,170
	Colonial Properties Trust	24,900	94,869
	Corporate Office Properties Trust	22,000	546,260
	Cousins Properties, Inc. (b)	22,800	146,832
	DCT Industrial Trust, Inc.	89,910	285,015
	DiamondRock Hospitality Co.	49,650	199,097
	Dupont Fabros Technology, Inc.	7,000	48,160
	Eastgroup Properties, Inc.	13,027	365,668
	Education Realty Trust, Inc.	15,300	53,397
	Entertainment Properties Trust	18,180	286,517
	Equity Lifestyle Properties, Inc.	10,694	407,441
	Equity One, Inc. (b)	16,900	206,011
	Extra Space Storage, Inc.	44,850	247,124
	FelCor Lodging Trust, Inc.	34,670	47,151
	First Industrial Realty Trust, Inc. (b)	23,600	57,820
	First Potomac Realty Trust	14,400	105,840
	Franklin Street Properties Corp. (b)	30,900	380,070
	Friedman Billings Ramsey Group, Inc. Class A (a)	60,800	12,160
	Getty Realty Corp.	9,100	166,985
	Glimcher Realty Trust	21,156	29,618
	Gramercy Capital Corp.	20,002	19,402
	Hatteras Financial Corp.	8,100	202,419
	Healthcare Realty Trust, Inc.	30,800	461,692
	Hersha Hospitality Trust	26,400	50,160
	Highwoods Properties, Inc.	33,200	711,144
	Home Properties, Inc.	16,520	506,338
	Inland Real Estate Corp.	30,100	213,409
	Investors Real Estate Trust	30,100	296,786
	Kite Realty Group Trust	12,640	30,968
	LTC Properties, Inc.	12,100	212,234
	LaSalle Hotel Properties	21,020	122,757
	Lexington Corporate Properties Trust	42,192	100,417
	MFA Financial, Inc.	116,500	685,020
	Maguire Properties, Inc. (a)	18,100	13,032
	Medical Properties Trust, Inc.	41,800	152,570
	Mid-America Apartment Communities, Inc.	14,729	454,095
	Mission West Properties, Inc.	9,300	59,520
	Monmouth Real Estate Investment Corp. Class A	9,300	61,473

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	National Health Investors, Inc.	11,629	$312,471
	National Retail Properties, Inc.	40,975	649,044
	Newcastle Investment Corp.	21,800	14,170
	NorthStar Realty Finance Corp. (b)	29,465	68,359
	Omega Healthcare Investors, Inc.	42,900	604,032
	One Liberty Properties, Inc.	4,400	15,488
	PS Business Parks, Inc.	7,908	291,410
	Parkway Properties, Inc.	8,004	82,441
	Pennsylvania Real Estate Investment Trust (b)	18,732	66,499
	Post Properties, Inc.	23,086	234,092
	Potlatch Corp.	20,647	478,804
	RAIT Investment Trust (b)	32,810	40,028
	Ramco-Gershenson Properties Trust	8,500	54,825
	Realty Income Corp. (b)	53,000	997,460
	Redwood Trust, Inc.	31,495	483,448
	Resource Capital Corp.	11,300	34,352
	Saul Centers, Inc.	5,022	115,355
	Senior Housing Properties Trust	63,014	883,456
	Sovran Self Storage, Inc.	11,480	230,518
	Strategic Hotel Capital, Inc.	35,200	24,288
	Sun Communities, Inc.	8,643	102,247
	Sunstone Hotel Investors, Inc.	28,521	75,010
	Tanger Factory Outlet Centers, Inc.	16,522	509,869
	U-Store-It Trust	26,670	53,873
	Universal Health Realty Income Trust	6,227	182,015
	Urstadt Biddle Properties, Inc. Class A	10,900	146,278
	Washington Real Estate Investment Trust	27,365	473,415
	Winthrop Realty Trust	6,040	41,736

			17,703,460

Recreational Vehicles & Boats - 0.2%	Drew Industries, Inc. (a)	10,400	90,272
	Marine Products Corp.	4,775	20,246
	Polaris Industries, Inc. (b)	17,300	370,912
	Winnebago Industries, Inc.	15,390	81,721

			563,151

Rental & Leasing Services: Commercial - 0.3%	Aircastle Ltd.	24,500	113,925
	CAI International, Inc. (a)	4,000	11,320
	Electro Rent Corp.	10,753	103,659
	H&E Equipment Services, Inc. (a)	8,800	57,640
	McGrath RentCorp	12,410	195,582
	Mobile Mini, Inc. (a)	18,142	208,996
	RSC Holdings, Inc. (a)(b)	25,000	131,500
	TAL International Group, Inc.	7,700	56,364

			878,986

Rental & Leasing Services: Consumer - 0.3%	Amerco, Inc. (a)	4,900	164,297
	Dollar Thrifty Automotive Group, Inc. (a)	11,695	13,566
	Rent-A-Center, Inc. (a)	34,900	676,013

			853,876

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Restaurants - 1.8%	AFC Enterprises, Inc. (a)	13,300	$59,983
	BJ’s Restaurants, Inc. (a)	9,100	126,581
	Bob Evans Farms, Inc.	16,280	364,998
	Buffalo Wild Wings, Inc. (a)(b)	9,350	342,023
	CEC Entertainment, Inc. (a)	10,550	273,034
	CKE Restaurants, Inc.	27,400	230,160
	California Pizza Kitchen, Inc. (a)	10,950	143,226
	The Cheesecake Factory, Inc. (a)	31,300	358,385
	Cracker Barrel Old Country Store, Inc.	11,600	332,224
	Denny’s Corp. (a)	50,000	83,500
	DineEquity, Inc. (b)	9,148	108,495
	Domino’s Pizza, Inc. (a)	20,550	134,603
	Einstein Noah Restaurant Group, Inc. (a)	2,100	12,243
	Jack in the Box, Inc. (a)	30,736	715,841
	Krispy Kreme Doughnuts, Inc. (a)(b)	29,700	47,520
	Landry’s Restaurants, Inc.	6,396	33,387
	Luby’s, Inc. (a)	10,200	50,082
	O’Charleys, Inc.	10,084	30,353
	P.F. Chang’s China Bistro, Inc. (a)	12,708	290,759
	Papa John’s International, Inc. (a)	11,496	262,914
	Red Robin Gourmet Burgers, Inc. (a)	8,100	142,803
	Ruby Tuesday, Inc. (a)	27,400	80,008
	Ruth’s Hospitality Group, Inc. (a)	12,400	15,004
	Sonic Corp. (a)	31,420	314,828
	The Steak n Shake Co. (a)(b)	15,028	113,762
	Texas Roadhouse, Inc. Class A (a)	25,900	246,827
	Wendy’s	207,352	1,042,981

			5,956,524

Retail - 4.0%	1-800-FLOWERS.COM, Inc. Class A (a)	14,724	30,479
	99 Cents Only Stores (a)	24,600	227,304
	Aaron’s, Inc. (b)	23,793	634,321
	Aéropostale, Inc. (a)	34,975	928,936
	America’s Car Mart, Inc. (a)	5,300	72,027
	Asbury Automotive Group, Inc.	16,900	72,839
	bebe Stores, Inc.	20,100	134,067
	Bidz.com, Inc. (a)	2,800	11,256
	Big 5 Sporting Goods Corp.	11,600	68,092
	Blockbuster, Inc. Class A (a)(b)	83,200	59,904
	Blue Nile, Inc. (a)(b)	7,000	211,050
	Borders Group, Inc. (a)	25,000	15,750
	Brown Shoe Co., Inc.	22,427	84,101
	The Buckle, Inc.	12,109	386,640
	Build-A-Bear Workshop, Inc. (a)	8,900	54,023
	Cabela’s, Inc. Class A (a)(b)	20,600	187,666
	Cache, Inc. (a)	7,050	20,304
	Casual Male Retail Group, Inc. (a)	14,500	7,105
	The Cato Corp. Class A	14,495	264,969

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Central Garden & Pet Co. Class A (a)	33,234	$249,920
	Charlotte Russe Holding, Inc. (a)	11,000	89,650
	Charming Shoppes, Inc. (a)	59,640	83,496
	Chico’s FAS, Inc. (a)	92,300	495,651
	The Children’s Place Retail Stores, Inc. (a)	12,185	266,730
	Christopher & Banks Corp.	18,528	75,779
	Citi Trends, Inc. (a)	7,500	171,675
	Coldwater Creek, Inc. (a)	30,000	75,300
	Collective Brands, Inc. (a)	33,500	326,290
	Conn’s, Inc. (a)(b)	5,200	73,008
	DSW, Inc. Class A (a)(b)	7,100	65,959
	Dillard’s, Inc. Class A (b)	29,900	170,430
	Dress Barn, Inc. (a)	23,590	289,921
	drugstore.com, Inc. (a)	44,100	51,597
	Ezcorp, Inc. (a)	23,500	271,895
	The Finish Line, Inc. Class A	22,380	148,156
	Fred’s, Inc.	20,935	236,147
	Gaiam, Inc. (a)	9,900	32,472
	Genesco, Inc. (a)	10,038	189,016
	Group 1 Automotive, Inc.	12,132	169,484
	Gymboree Corp. (a)	14,858	317,218
	Haverty Furniture Cos., Inc.	9,436	99,361
	hhgregg, Inc. (a)	6,600	93,390
	Hibbett Sports, Inc. (a)	14,875	285,898
	Hot Topic, Inc. (a)	22,881	256,038
	Insight Enterprises, Inc. (a)	24,798	75,882
	Jo-Ann Stores, Inc. (a)	13,305	217,404
	Jos. A. Bank Clothiers, Inc. (a)(b)	9,533	265,113
	Lawson Products, Inc.	1,988	24,194
	Lumber Liquidators, Inc. (a)	5,000	63,750
	MarineMax, Inc. (a)	9,800	19,208
	Men’s Wearhouse, Inc.	27,000	408,780
	Monro Muffler, Inc.	8,550	233,672
	NetFlix, Inc. (a)(b)	21,100	905,612
	New York & Co. (a)	12,300	43,665
	Nu Skin Enterprises, Inc. Class A	25,926	271,964
	Overstock.com, Inc. (a)	8,100	74,115
	PC Connection, Inc. (a)	4,500	17,100
	PC Mall, Inc. (a)	6,400	29,056
	Pacific Sunwear of California, Inc. (a)	35,400	58,764
	The Pep Boys - Manny, Moe & Jack	22,210	97,946
	PetMed Express, Inc. (a)	12,400	204,352
	Pier 1 Imports, Inc. (a)	36,699	20,551
	PriceSmart, Inc.	7,600	136,876
	Retail Ventures, Inc. (a)	15,400	23,408
	Rex Stores Corp. (a)	4,400	47,168
	Rush Enterprises, Inc. Class A (a)	17,600	156,992

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sally Beauty Co., Inc. (a)	49,400	$280,592
	School Specialty, Inc. (a)	9,854	173,332
	Shoe Carnival, Inc. (a)	4,200	43,470
	Shutterfly, Inc. (a)	10,400	97,448
	Sonic Automotive, Inc.	15,100	24,160
	Stage Stores, Inc.	20,050	202,104
	Stamps.com, Inc. (a)	7,303	70,839
	Stein Mart, Inc. (a)	13,424	38,795
	Syms Corp. (a)	3,200	19,584
	Systemax, Inc.	5,000	64,600
	The Talbots, Inc. (b)	13,300	46,683
	Titan Machinery, Inc. (a)	4,000	35,960
	Tractor Supply Co. (a)	17,400	627,444
	Tuesday Morning Corp. (a)	16,190	20,561
	Tween Brands, Inc. (a)	14,166	30,315
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,700	70,834
	The Wet Seal, Inc. Class A (a)	48,300	162,288
	Zale Corp. (a)(b)	18,700	36,465
	Zumiez, Inc. (a)	10,300	99,910

			13,596,270

Savings & Loan - 1.3%	Abington Bancorp, Inc.	12,880	106,646
	Anchor Bancorp Wisconsin, Inc.	10,337	13,955
	Bank Mutual Corp.	25,338	229,562
	BankFinancial Corp.	10,400	103,688
	Beneficial Mutual Bancorp, Inc. (a)	17,200	169,420
	Berkshire Hills Bancorp, Inc.	6,300	144,396
	Brookline Bancorp, Inc.	30,487	289,627
	Brooklyn Federal Bancorp, Inc.	2,400	26,472
	Clifton Savings Bancorp, Inc.	4,400	44,000
	Dime Community Bancshares, Inc.	12,449	116,772
	Doral Financial Corp. (a)	2,600	4,680
	ESSA Bancorp, Inc.	8,300	110,473
	First Financial Holdings, Inc.	6,326	48,394
	First Financial Northwest, Inc.	10,800	90,072
	First Niagara Financial Group, Inc.	62,053	676,378
	First Place Financial Corp.	9,500	31,920
	Flagstar Bancorp, Inc. (a)	18,150	13,613
	Flushing Financial Corp.	11,275	67,876
	Fox Chase Bancorp, Inc. (a)	2,900	27,405
	Guaranty Financial Group, Inc. (a)(b)	42,800	44,940
	Home Federal Bancorp, Inc.	3,800	33,174
	Kearny Financial Corp.	7,700	80,696
	NewAlliance Bancshares, Inc.	56,800	666,832
	Northfield Bancorp, Inc. (b)	8,700	95,091
	Northwest Bancorp, Inc.	8,967	151,542
	OceanFirst Financial Corp.	4,800	49,056
	Ocwen Financial Corp. (a)	18,665	213,341

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Oritani Financial Corp. (a)	5,500	$77,000
	Provident New York Bancorp	21,089	180,311
	United Community Financial Corp.	14,514	17,562
	United Financial Bancorp, Inc.	8,900	116,501
	ViewPoint Financial Group	4,600	55,338
	W Hldg Co., Inc.	1,396	12,690
	WSFS Financial Corp.	3,291	73,587
	Waterstone Financial, Inc. (a)	2,700	5,508
	Westfield Financial, Inc.	16,712	147,066

			4,335,584

Securities Brokerage & Services - 0.7%	BGC Partners, Inc.	18,123	40,052
	GFI Group, Inc.	34,700	111,387
	Gladstone Investment Corp.	11,700	44,694
	Interactive Brokers Group, Inc. Class A (a)	21,300	343,569
	International Assets Holding Corp., Inc. (a)	2,200	22,418
	KBW, Inc. (a)(b)	14,400	293,040
	Knight Capital Group, Inc. Class A (a)	49,200	725,208
	LaBranche & Co., Inc. (a)	26,700	99,858
	Ladenburg Thalmann Financial Services, Inc. (a)	42,000	22,260
	MarketAxess Holdings, Inc. (a)	16,300	124,532
	optionsXpress Holdings, Inc.	22,200	252,414
	Penson Worldwide, Inc. (a)	8,900	57,227
	SWS Group, Inc.	12,806	198,877
	TradeStation Group, Inc. (a)	16,900	111,540

			2,447,076

Services: Commercial - 3.2%	ABM Industries, Inc. (b)	22,870	375,068
	AMN Healthcare Services, Inc. (a)	17,805	90,805
	Administaff, Inc.	11,261	237,945
	The Advisory Board Co. (a)	8,400	139,272
	CBIZ, Inc. (a)	23,453	163,467
	CDI Corp.	6,601	64,162
	COMSYS IT Partners, Inc. (a)	7,000	15,470
	CRA International, Inc. (a)	5,800	109,504
	CoStar Group, Inc. (a)	10,250	310,063
	Compass Diversified Holdings	12,500	111,500
	Cornell Cos., Inc. (a)	5,800	94,946
	Cross Country Healthcare, Inc. (a)	16,100	105,455
	Dice Holdings, Inc. (a)	7,500	20,850
	DynCorp. International, Inc. (a)	13,000	173,290
	ExlService Holdings, Inc. (a)	7,500	64,650
	Exponent, Inc. (a)	7,204	182,477
	First Advantage Corp. Class A (a)	5,400	74,412
	Forrester Research, Inc. (a)	8,181	168,201
	G&K Services, Inc. Class A	9,677	182,992
	The Geo Group, Inc. (a)	26,700	353,775
	Gevity HR, Inc.	11,800	46,610
	Global Sources Ltd. (a)	8,798	34,223

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Global Traffic Network, Inc. (a)	5,600	$16,968
	Healthcare Services Group, Inc.	21,837	326,900
	Heidrick & Struggles International, Inc.	9,058	160,689
	Hudson Highland Group, Inc. (a)	13,700	15,207
	Huron Consulting Group, Inc. (a)	10,900	462,487
	ICF International, Inc. (a)	3,500	80,395
	ICT Group, Inc. (a)	4,700	26,179
	inVentiv Health, Inc. (a)	17,300	141,168
	Kelly Services, Inc. Class A	13,768	110,832
	Kforce, Inc. (a)	16,100	113,183
	Korn/Ferry International (a)	24,268	219,868
	Liquidity Services, Inc. (a)	7,800	54,522
	MAXIMUS, Inc.	9,204	366,871
	MPS Group, Inc. (a)	49,405	293,960
	Midas, Inc. (a)	7,342	58,149
	Navigant Consulting, Inc. (a)	25,323	330,972
	On Assignment, Inc. (a)	19,000	51,490
	PHH Corp. (a)(b)	28,364	398,514
	PRG-Schultz International, Inc. (a)	8,500	24,140
	Regis Corp.	22,500	325,125
	Resources Connection, Inc. (a)	23,832	359,387
	Rollins, Inc.	21,753	373,064
	SYKES Enterprises, Inc. (a)	17,261	287,050
	Spherion Corp. (a)	27,129	56,428
	Standard Parking Corp. (a)	4,000	65,600
	TeleTech Holdings, Inc. (a)	19,089	207,879
	Tetra Tech, Inc. (a)	30,831	628,336
	TrueBlue, Inc. (a)	23,222	191,582
	Unifirst Corp.	7,500	208,800
	Viad Corp.	10,900	153,908
	Volt Information Sciences, Inc. (a)	6,438	42,813
	Watson Wyatt Worldwide, Inc.	22,315	1,101,692
	World Fuel Services Corp.	15,000	474,450

			10,847,745

Shipping - 0.6%	American Commercial Lines, Inc. (a)	19,000	60,230
	DHT Maritime, Inc.	20,600	79,104
	Eagle Bulk Shipping, Inc. (b)	24,600	104,550
	Genco Shipping & Trading Ltd. (b)	12,700	156,718
	General Maritime Corp.	25,440	178,080
	Golar LNG Ltd.	18,600	63,798
	Gulfmark Offshore, Inc. (a)	11,800	281,548
	Horizon Lines, Inc. Class A (b)	16,100	48,783
	International Shipholding Corp.	3,000	59,010
	Knightsbridge Tankers Ltd.	9,000	130,950
	Nordic American Tanker Shipping Ltd. (b)	19,800	580,140
	Ship Finance International Ltd.	22,100	144,976
	TBS International Ltd. (a)	5,700	41,895

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Teekay Tankers Ltd. Class A	7,100	$67,521
	Ultrapetrol Bahamas Ltd. (a)	12,600	34,020

			2,031,323

Shoes - 0.6%	Crocs, Inc. (a)(b)	44,700	53,193
	Deckers Outdoor Corp. (a)	6,800	360,672
	Iconix Brand Group, Inc. (a)(b)	30,200	267,270
	K-Swiss, Inc. Class A	13,596	116,110
	Kenneth Cole Productions, Inc. Class A	4,992	31,899
	Skechers U.S.A., Inc. Class A (a)	17,255	115,091
	Steven Madden Ltd. (a)	9,268	174,053
	Timberland Co. Class A (a)	25,000	298,500
	Weyco Group, Inc.	3,400	88,128
	Wolverine World Wide, Inc. (b)	26,008	405,205

			1,910,121

Soaps & Household Chemicals - 0.3%	Chattem, Inc. (a)(b)	9,000	504,450
	Helen of Troy Ltd. (a)	15,800	217,250
	WD-40 Co.	8,589	207,338

			929,038

Steel - 0.0%	China Precision Steel, Inc. (a)	11,000	12,870
	General Steel Holdings, Inc. (a)(b)	5,400	14,202
	Olympic Steel, Inc.	4,800	72,816
	Sutor Technology Group Ltd. (a)	3,200	4,480
	Universal Stainless & Alloy Products, Inc. (a)	3,600	34,812

			139,180

Sugar - 0.0%	Imperial Sugar Co. New Shares	6,400	46,016

Synthetic Fibers - 0.0%	Zoltek Cos., Inc. (a)(b)	14,500	98,745

Telecommunications Equipment - 0.3%	Applied Signal Technology, Inc.	6,600	133,518
	Arris Group, Inc. (a)	64,100	472,417
	Cogo Group, Inc. (a)	12,500	83,500
	Mastec, Inc. (a)	25,300	305,877
	OpNext, Inc. (a)	14,400	24,624
	Powerwave Technologies, Inc. (a)	55,677	33,072
	Symmetricom, Inc. (a)	24,200	84,700
	UTStarcom, Inc. (a)	52,100	40,638

			1,178,346

Textile Products - 0.0%	Interface, Inc. Class A	28,521	85,278
	Unifi, Inc. (a)	21,600	13,824
	Xerium Technologies, Inc. (a)	6,700	4,489

			103,591

Textiles Apparel Manufacturers - 0.8%	American Apparel, Inc. (a)	18,200	53,144
	Carter’s, Inc. (a)	29,600	556,776
	Cherokee, Inc.	4,000	62,400
	Columbia Sportswear Co. (b)	6,500	194,480
	FGX International Holdings Ltd. (a)	7,300	84,826
	G-III Apparel Group, Ltd. (a)	7,300	40,296
	J. Crew Group, Inc. (a)(b)	22,170	292,201
	lululemon athletica, inc. (a)	10,300	89,198

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Maidenform Brands, Inc. (a)	11,800	$108,088
	Oxford Industries, Inc.	7,742	47,768
	Perry Ellis International, Inc. (a)	6,850	23,701
	Quiksilver, Inc. (a)	66,300	84,864
	True Religion Apparel, Inc. (a)	9,000	106,290
	Under Armour, Inc. Class A (a)(b)	17,300	284,239
	Volcom, Inc. (a)	9,600	93,120
	The Warnaco Group, Inc. (a)	23,800	571,200

			2,692,591

Tires & Rubber - 0.1%	Cooper Tire & Rubber Co.	30,900	124,836
	Titan International, Inc.	18,025	90,666

			215,502

Tobacco - 0.3%	Alliance One International, Inc. (a)	46,555	178,771
	Star Scientific, Inc. (a)(b)	38,500	164,780
	Universal Corp.	13,356	399,612
	Vector Group Ltd. (b)	17,291	224,610

			967,773

Toys - 0.1%	Jakks Pacific, Inc. (a)	14,330	176,976
	Leapfrog Enterprises, Inc. (a)	18,446	25,455
	RC2 Corp. (a)	9,313	49,080

			251,511

Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	4,700	61,476
	HUB Group, Inc. Class A (a)	19,400	329,800
	Odyssey Marine Exploration, Inc. (a)(b)	27,500	93,225
	Pacer International, Inc.	18,500	64,750
	Textainer Group Holdings Ltd.	4,000	27,000

			576,251

Truckers - 0.8%	Arkansas Best Corp.	11,841	225,216
	Celadon Group, Inc. (a)	10,300	57,165
	Forward Air Corp.	15,132	245,592
	Heartland Express, Inc.	28,873	427,609
	Knight Transportation, Inc. (b)	29,962	454,224
	Marten Transport Ltd. (a)	8,050	150,374
	Old Dominion Freight Line, Inc. (a)	14,525	341,192
	Patriot Transportation Holding, Inc. (a)	600	37,392
	Saia, Inc. (a)	7,081	84,618
	Universal Truckload Services, Inc.	2,300	32,982
	Werner Enterprises, Inc.	22,300	337,176
	YRC Worldwide, Inc. (a)(b)	30,000	134,700

			2,528,240

Utilities: Electrical - 2.6%	Allete, Inc. (c)	14,466	386,097
	Avista Corp.	27,775	382,739
	Black Hills Corp.	20,100	359,589
	CH Energy Group, Inc.	8,289	388,754
	Central Vermont Public Service Corp.	6,100	105,530
	Cleco Corp.	31,467	682,519
	El Paso Electric Co. (a)	23,508	331,228

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Empire District Electric Co.	17,668	$255,126
	IDACORP, Inc.	23,700	553,632
	ITC Holdings Corp.	25,900	1,129,758
	MGE Energy, Inc.	11,545	362,167
	NorthWestern Corp.	18,800	403,824
	Otter Tail Corp.	18,486	407,616
	PNM Resources, Inc.	45,200	373,352
	Pike Electric Corp. (a)	8,900	82,325
	Portland General Electric Co.	39,300	691,287
	UIL Holdings Corp.	13,267	296,119
	Unisource Energy Corp.	17,983	506,941
	Westar Energy, Inc.	54,900	962,397

			8,661,000

Utilities: Gas Distributors - 1.6%	Chesapeake Utilities Corp.	3,600	109,728
	The Laclede Group, Inc.	11,448	446,243
	New Jersey Resources Corp.	21,961	746,235
	Nicor, Inc.	23,600	784,228
	Northwest Natural Gas Co.	13,799	599,153
	Piedmont Natural Gas Co. (b)	38,400	994,176
	South Jersey Industries, Inc.	15,532	543,620
	Southwest Gas Corp.	22,690	478,078
	WGL Holdings, Inc.	25,900	849,520

			5,550,981

Utilities: Gas Pipelines - 0.0%	Crosstex Energy, Inc.	22,000	36,080

Utilities: Miscellaneous - 0.1%	Ormat Technologies, Inc. (b)	9,400	258,124
	Synthesis Energy Systems, Inc. (a)	8,600	5,676

			263,800

Utilities: Telecommunications - 1.3%	Alaska Communications Systems Group, Inc.	22,700	152,090
	Atlantic Tele-Network, Inc.	5,000	95,900
	Cbeyond Communications, Inc. (a)	12,500	235,375
	Centennial Communications Corp. (a)	33,826	279,403
	Cincinnati Bell, Inc. (a)	120,700	277,610
	Cogent Communications Group, Inc. (a)	23,400	168,480
	Consolidated Communications Holdings, Inc.	12,135	124,505
	FairPoint Communications, Inc.	41,793	32,599
	FiberTower Corp. (a)	46,850	9,370
	General Communication, Inc. Class A (a)	23,739	158,577
	Global Crossing Ltd. (a)	13,700	95,900
	Globalstar, Inc. (a)	18,000	6,300
	ICO Global Communications Holdings Ltd. (a)	42,700	14,945
	IDT Corp. Class B (a)	11,366	13,185
	iPCS, Inc. (a)	9,000	87,390
	Ibasis, Inc. (a)	10,600	7,102
	Iowa Telecommunications Services, Inc.	16,800	192,528
	j2 Global Communications, Inc. (a)	23,200	507,848
	NTELOS Holdings Corp.	15,700	284,798
	Neutral Tandem, Inc. (a)	8,700	214,107

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ORBCOMM, Inc. (a)	15,200	$22,344
	PAETEC Holding Corp. (a)	65,020	93,629
	Premiere Global Services, Inc. (a)	32,400	285,768
	RCN Corp. (a)	19,800	73,260
	Shenandoah Telecom Co.	11,800	269,040
	TW Telecom, Inc. (a)	77,000	673,750
	USA Mobility, Inc.	11,620	107,020
	Virgin Mobile USA, Inc. (a)	20,800	26,832
	Vonage Holdings Corp. (a)(b)	24,300	9,720

			4,519,375

Utilities: Water - 0.4%	American States Water Co.	9,085	329,967
	California Water Service Group	10,296	430,990
	Connecticut Water Service, Inc.	4,000	81,120
	Consolidated Water Co., Inc.	7,700	83,545
	Middlesex Water Co.	7,100	102,240
	SJW Corp.	6,848	174,145
	Southwest Water Co.	13,083	56,257

			1,258,264

Wholesalers - 0.2%	Brightpoint, Inc. (a)	26,230	112,264
	Chindex International, Inc. (a)	6,100	30,317
	Houston Wire & Cable Co.	9,500	73,625
	MWI Veterinary Supply, Inc. (a)	5,400	153,792
	United Stationers, Inc. (a)	12,269	344,514

			714,512

	Total Common Stocks - 97.5%		330,046,289

	Mutual Funds

	BlackRock Kelso Capital Corp. (d)	6,900	28,911
	Gladstone Capital Corp.	11,100	69,486
	Hercules Technology Growth Capital, Inc.	18,260	91,300
	Kayne Anderson Energy Development Co.	5,400	50,436
	Patriot Capital Funding, Inc.	11,100	20,313
	Pennantpark Investment Corp.	11,500	43,125
	Prospect Capital Corp.	15,600	132,912

	Total Mutual Funds - 0.1%		436,483

	Warrants (e)

Communications Technology - 0.0%	Lantronix, Inc. (expires 2/09/11)	138	0

Energy Miscellaneous - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11) (b)(f)	180	0

	Total Warrants - 0.0%		0

	Rights

Insurance: Property-Casualty - 0.0%	United America Indemnity (g)	7,841	3,675

	Total Rights - 0.0%		3,675

	Other Interests (h)

Oil: Crude Producers - 0.0%	PetroCorp Inc. (Escrow Shares) (a)	500	0

	Total Other Interests - 0.0%		0

	Total Long-Term Investments (Cost - $470,499,391) - 97.6%		330,486,447

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, 0.646% (d)(i)	15,472,679	$15,472,679

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (d)(i)(j)	USD	31,039	31,038,878

Total Short-Term Securities (Cost - $46,511,557) - 13.8%			46,511,557

Total Investments (Cost - $517,010,948*) - 111.4%			376,998,004
Liabilities in Excess of Other Assets - (11.4)%			(38,476,860)

Net Assets - 100.0%			$338,521,144

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$537,375,460

Gross unrealized appreciation	$20,011,009
Gross unrealized depreciation	(180,388,465)

Net unrealized depreciation	$(160,377,456)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Realized Gain	Income

Anthracite Capital, Inc.	$5,968		—
BlackRock Kelso Capital Corp.	$11,712		—		—	$752
BlackRock Liquidity Funds, TempFund	15,472,679	*	—		—	$4,764
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$33,514,609	**	—	$38,919
BlackRock Liquidity Series, LLC Money Market Series	$6,394,676	*	—		—	$128,816

* Represents net purchase cost.
**Represents net sale cost.

(e)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

GreenHunter Energy, Inc.	6/27/08	—	—

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

(g)	The rights may be exercised until 4/06/09.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

195	Russell 2008 ICE MINI	June 2009	$7,533,308	$682,042

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investment in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$345,955,330	$682,042
Level 2	31,042,553	—
Level 3	121	—

Total	$376,998,004	$682,042

* Other financial instruments are future contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Master Small Cap Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance, as of January 1, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	$(276,187)
Change in unrealized appreciation	—
Net purchases (sales)	(498)
Net transfers in/out of Level 3	276,806

Balance, as of March 31, 2009	$121

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 20, 2009